UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: JUNE 30, 2018

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)

COVERED CALL STRATEGY FUND

June 30, 2018

		Security	Value
		COMMON STOCKS—99.7%
		Consumer Discretionary—8.4%
100,800		Carnival Corp.	5,776,848
135,200		Ford Motor Co.	1,496,664
52,900		Home Depot, Inc.	10,320,790
68,000		Whirlpool Corp.	9,943,640
			27,537,942
		Consumer Staples—5.2%
44,100		Costco Wholesale Corp.	9,216,018
51,700		PepsiCo, Inc.	5,628,579
28,000		Wal-Mart Stores, Inc.	2,398,200
			17,242,797
		Energy—5.4%
85,000		Chevron Corp.	10,746,550
157,200		Halliburton Co.	7,083,432
			17,829,982
		Financials—17.5%
78,100		American Express Co.	7,653,800
129,800		BB&T, Inc.	6,547,112
282,100		Bank of America Corp.	7,952,399
21,200		BlackRock, Inc.	10,579,648
53,300		Chubb, Ltd.	6,770,166
131,300		JPMorgan Chase & Co.	13,681,460
94,000		Morgan Stanley	4,455,600
			57,640,185
		Health Care—12.0%
42,300		Allergan, PLC	7,052,256
75,500	*	Celgene Corp.	5,996,210
90,300		CVS Health Corp.	5,810,805
172,700		Medtronic, PLC	14,784,847
96,800		Merck & Co., Inc.	5,875,760
			39,519,878
		Industrials—16.1%
57,100		Delta Air Lines, Inc.	2,828,734
87,300		Honeywell International, Inc.	12,575,565
24,200		Lockheed Martin Corp.	7,149,406
75,700		Parker Hannifin Corp.	11,797,845
35,800		Raytheon Co.	6,915,844
83,400		Union Pacific Corp.	11,816,112
			53,083,506
		Information Technology—26.7%
88,800		Apple, Inc.	16,437,768
37,600		Broadcom, Inc.	9,123,264
273,200		Cisco Systems, Inc.	11,755,796
218,600		Intel Corp.	10,866,606
45,400		International Business Machines Corp.	6,342,380
76,100		Mastercard, Inc. - Class "A"	14,955,172
143,400		Microsoft Corp.	14,140,674
37,700		Texas Instruments, Inc.	4,156,425
			87,778,085
		Materials—3.8%
187,300		DowDuPont, Inc.	12,346,816
		Telecommunication Services—3.5%
357,767		AT&T, Inc.	11,487,886
		Utilities—1.1%
21,900		NextEra Energy, Inc.	3,657,957

Total Value of Common Stocks (cost $302,841,609)	99.7%	328,125,034
Other Assets, Less Liabilities	.3	1,079,671
Net Assets	100.0%	$329,204,705

*	Non-income producing

At June 30, 2018, the cost of investments for federal income tax purposes was $297,152,229. Accumulated net unrealized appreciation on investments was $27,448,763, consisting of $39,430,359 gross unrealized appreciation and $11,981,596 gross unrealized depreciation.

Portfolio of Investments (unaudited)

COVERED CALL STRATEGY FUND

June 30, 2018

CALL OPTIONS WRITTEN—(1.1)%	Expiration Date	Exercise Price	Contracts	Value
Allergan, PLC	7/20/18	$180.00	(423)	$(26,226)
American Express Co.	7/20/18	105.00	(704)	(21,120)
American Express Co.	7/20/18	100.00	(77)	(11,473)
Apple, Inc.	7/20/18	195.00	(888)	(42,624)
AT&T, Inc.	9/21/18	34.00	(3,577)	(178,850)
Bank of America Corp.	7/20/18	31.00	(2,821)	(19,747)
BB&T, Inc.	9/21/18	57.50	(1,298)	(32,450)
BlackRock, Inc.	10/19/18	570.00	(212)	(116,600)
Broadcom, Ltd.	8/17/18	280.00	(20)	(1,200)
Broadcom, Ltd.	8/17/18	280.00	(356)	(21,360)
Carnival Corp.	7/20/18	67.50	(954)	(2,862)
Carnival Corp.	8/17/18	62.50	(54)	(2,160)
Celgene Corp.	8/17/18	85.00	(755)	(119,290)
Chevron Corp.	7/20/18	135.00	(804)	(13,668)
Chevron Corp.	8/17/18	135.00	(46)	(4,416)
Chubb, Ltd.	7/20/18	130.00	(29)	(4,350)
Chubb, Ltd.	8/17/18	140.00	(504)	(17,640)
Cisco Systems, Inc.	7/20/18	45.00	(2,732)	(38,248)
Costco Wholesale Corp.	9/21/18	210.00	(417)	(302,325)
Costco Wholesale Corp.	9/21/18	210.00	(24)	(17,400)
CVS Health Corp.	8/17/18	75.00	(903)	(25,284)
Delta Air Lines, Inc.	7/20/18	53.50	(571)	(17,701)
DowDuPont, Inc.	9/21/18	75.00	(1,713)	(80,511)
DowDuPont, Inc.	9/21/18	72.50	(100)	(8,600)
DowDuPont, Inc.	9/21/18	70.00	(60)	(8,280)
Ford Motor Co.	9/21/18	11.87	(1,352)	(24,336)
Halliburton Co.	7/20/18	57.50	(623)	(623)
Halliburton Co.	7/27/18	50.00	(949)	(22,776)
Home Depot, Inc.	8/17/18	210.00	(411)	(49,731)
Home Depot, Inc.	9/21/18	195.00	(118)	(91,450)
Honeywell International, Inc.	9/21/18	160.00	(873)	(39,285)
Intel Corp.	7/20/18	60.00	(2,069)	(2,069)
Intel Corp.	7/20/18	52.50	(117)	(3,627)
International Business Machines Corp.	9/21/18	150.00	(454)	(68,554)
JPMorgan Chase & Co.	9/21/18	120.00	(1,313)	(60,398)
Lockheed Martin Corp.	7/20/18	340.00	(229)	(2,290)
Lockheed Martin Corp.	8/17/18	320.00	(13)	(3,640)
Mastercard, Inc. - Class "A"	7/20/18	195.00	(229)	(140,530)
Medtronic, PLC	7/20/18	87.50	(1,727)	(88,077)
Merck & Co., Inc.	9/21/18	60.00	(968)	(300,080)
Microsoft Corp.	9/21/18	105.00	(308)	(56,980)
Microsoft Corp.	9/21/18	100.00	(1,126)	(424,502)
Morgan Stanley	7/27/18	54.00	(890)	(7,120)
Morgan Stanley	8/17/18	52.50	(50)	(1,650)
NextEra Energy, Inc.	7/20/18	165.00	(207)	(83,628)
NextEra Energy, Inc.	8/17/18	170.00	(12)	(3,336)
Parker Hannifin Corp.	7/20/18	175.00	(260)	(2,600)
Parker Hannifin Corp.	8/17/18	200.00	(227)	(1,135)
Parker Hannifin Corp.	8/17/18	175.00	(270)	(27,810)
PepsiCo, Inc.	7/20/18	105.00	(245)	(122,500)
PepsiCo, Inc.	9/21/18	110.00	(272)	(89,488)
Raytheon Co.	7/20/18	200.00	(358)	(42,960)
Texas Instruments, Inc.	7/20/18	110.00	(357)	(97,818)
Texas Instruments, Inc.	8/17/18	115.00	(20)	(4,440)
Union Pacific Corp.	8/17/18	140.00	(834)	(496,230)
Wal-Mart Stores, Inc.	9/21/18	95.00	(280)	(13,160)
Whirlpool Corp.	7/20/18	160.00	(644)	(10,948)
Whirlpool Corp.	8/17/18	160.00	(36)	(5,886)
Total Value of Call Options Written (premium received $5,716,040)				(3,524,042)

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$328,125,034	$-	$-	$328,125,034

Liabilities
Call Options Written	$(3,524,042)	$-	$-	$(3,524,042)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

EQUITY INCOME FUND

June 30, 2018

Shares		Security	Value
		COMMON STOCKS—96.6%
		Consumer Discretionary—5.9%
73,000		Acushnet Holdings Corp.	$1,785,580
55,000		American Eagle Outfitters, Inc.	1,278,750
193,400		Comcast Corp. - Special Shares "A"	6,345,454
109,200		Dana Holding Corp.	2,204,748
138,400		Ford Motor Co.	1,532,088
63,300		Lowe's Cos., Inc.	6,049,581
27,400		McDonald's Corp.	4,293,306
16,200		Oxford Industries, Inc.	1,344,276
99,200		Penske Automotive Group, Inc.	4,647,520
85,100		Tapestry, Inc.	3,975,021
55,000		Wyndham Hotels & Resorts, Inc.	3,235,650
			36,691,974
		Consumer Staples—8.6%
85,500		Altria Group, Inc.	4,855,545
92,200		Coca-Cola Co.	4,043,892
24,000		J.M. Smucker Co.	2,579,520
40,000		Keurig Dr Pepper, Inc.	4,880,000
38,300		Kimberly-Clark Corp.	4,034,522
52,117		Koninklijke Ahold Delhaize NV (ADR)	1,244,033
34,466		Kraft Heinz Co.	2,165,154
63,500		PepsiCo, Inc.	6,913,245
76,500		Philip Morris International, Inc.	6,176,610
65,000		Pinnacle Foods, Inc.	4,228,900
71,400		Procter & Gamble Co.	5,573,484
79,700		Wal-Mart Stores, Inc.	6,826,305
			53,521,210
		Energy—11.1%
60,000		Anadarko Petroleum Corp.	4,395,000
37,000		Andeavor Logistics, LP	4,853,660
106,000		Chevron Corp.	13,401,580
71,500		ConocoPhillips	4,977,830
350,700		EnCana Corp.	4,576,635
27,000		EOG Resources, Inc.	3,359,610
57,900		ExxonMobil Corp.	4,790,067
92,500		Occidental Petroleum Corp.	7,740,400
51,700		PBF Energy, Inc. - Class "A"	2,167,781
112,200		Royal Dutch Shell, PLC - Class "A" (ADR)	7,767,606
92,900		Schlumberger, Ltd.	6,227,087
101,300		Suncor Energy, Inc.	4,120,884
			68,378,140
		Financials—20.8%
151,800	*	AllianceBernstein Holding, LP (MLP)	4,333,890
76,600		American Express Co.	7,506,800
107,000		Bank of New York Mellon Corp.	5,770,510
88,300		Berkshire Hills Bancorp, Inc.	3,584,980
69,110		Chubb, Ltd.	8,778,352
60,000		Comerica, Inc.	5,455,200
65,000		Discover Financial Services	4,576,650
95,600		FNF Group, Inc.	3,596,472
111,000		Hamilton Lane, Inc. - Class "A"	5,324,670
87,100		Invesco, Ltd.	2,313,376
110,000		iShares S&P U.S. Preferred Stock Index Fund (ETF)	4,148,100
127,800		JPMorgan Chase & Co.	13,316,760
80,000		MetLife, Inc.	3,488,000
156,700		Old National Bancorp of Indiana	2,914,620
47,900		PNC Financial Services Group, Inc.	6,471,290
65,900		Popular, Inc.	2,979,339
60,000		Prosperity Bancshares, Inc.	4,101,600
344,000		Regions Financial Corp.	6,116,320
208,300		Sterling Bancorp	4,895,050
39,800		Travelers Cos., Inc.	4,869,132
108,300		U.S. Bancorp	5,417,166
150,000		Waddell & Reed Financial, Inc. - Class "A"	2,695,500
287,500		Wells Fargo & Co.	15,939,000
			128,592,777
		Health Care—13.5%
101,100		Abbott Laboratories	6,166,089
59,100		AbbVie, Inc.	5,475,615
22,500		Aetna, Inc.	4,128,750
61,700		CVS Health Corp.	3,970,395
85,700		GlaxoSmithKline, PLC (ADR)	3,454,567
96,900		Johnson & Johnson	11,757,846
85,000		Koninklijke Philips NV (ADR)	3,592,950
62,594		Medtronic, PLC	5,358,672
201,211		Merck & Co., Inc.	12,213,508
383,924		Pfizer, Inc.	13,928,763
63,700		Phibro Animal Health Corp. - Class "A"	2,933,385
101,900		Smith & Nephew, PLC (ADR)	3,824,307
27,000		UnitedHealth Group, Inc.	6,624,180
			83,429,027
		Industrials—9.0%
22,600		3M Co.	4,445,872
25,400		A.O. Smith Corp.	1,502,410
70,000		Eaton Corp., PLC	5,231,800
16,800		General Dynamics Corp.	3,131,688
54,900		Honeywell International, Inc.	7,908,345
51,100		Ingersoll-Rand, PLC	4,585,203
31,450		ITT, Inc.	1,643,892
84,000		Knight-Swift Transportation Holdings, Inc.	3,209,640
19,000		Lockheed Martin Corp.	5,613,170
135,100		Schneider National, Inc. - Class "B"	3,716,601
117,400		Triton International, Ltd.	3,599,484
37,200		United Parcel Service, Inc. - Class "B"	3,951,756
57,500		United Technologies Corp.	7,189,225
			55,729,086
		Information Technology—12.3%
33,700		Apple, Inc.	6,238,207
17,500		Broadcom, Ltd.	4,246,200
254,000		Cisco Systems, Inc.	10,929,620
187,000		Cypress Semiconductor Corp.	2,913,460
207,700		HP Enterprise Co.	3,034,497
140,000		HP, Inc.	3,176,600
169,700		Intel Corp.	8,435,787
18,000		Lam Research Corp.	3,111,300
30,100		LogMeIn, Inc.	3,107,825
42,600		Microchip Technology, Inc.	3,874,470
139,100		Microsoft Corp.	13,716,651
45,000		MKS Instruments, Inc.	4,306,500
95,300		QUALCOMM, Inc.	5,348,236
72,700		Silicon Motion Technology Corp. (ADR)	3,845,103
			76,284,456
		Materials—5.1%
130,523		DowDuPont, Inc.	8,604,076
37,300		Eastman Chemical Co.	3,728,508
62,700		FMC Corp.	5,593,467
31,700		LyondellBasell Industries NV - Class "A"	3,482,245
22,400		Praxair, Inc.	3,542,560
40,700		Sealed Air Corp.	1,727,715
83,800		WestRock Co.	4,778,276
			31,456,847
		Real Estate—3.1%
182,900		Americold Realty Trust (REIT)	4,027,458
68,700		Douglas Emmett, Inc. (REIT)	2,760,366
27,800		Federal Realty Investment Trust (REIT)	3,518,090
170,000		GGP, Inc. (REIT)	3,473,100
105,000		Sunstone Hotel Investors, Inc. (REIT)	1,745,100
151,800		Urstadt Biddle Properties, Inc. (REIT)	3,435,234
			18,959,348
		Telecommunication Services—2.9%
236,080		AT&T, Inc.	7,580,529
212,800		Verizon Communications, Inc.	10,705,968
			18,286,497
		Utilities—4.3%
36,500		American Electric Power Co., Inc.	2,527,625
100,000		CenterPoint Energy, Inc.	2,771,000
50,000		Dominion Energy, Inc.	3,409,000
35,000		Duke Energy Corp.	2,767,800
128,000		Exelon Corp.	5,452,800
20,700		NextEra Energy, Inc.	3,457,521
65,000		PPL Corp.	1,855,750
65,400		Vectren Corp.	4,672,830
			26,914,326
Total Value of Common Stocks (cost $430,386,166)			598,243,688
		PREFERRED STOCKS—1.2%
		Financials—.6%
800		Citizens Financial Group, Inc., Series A, 5.5%, 2049	816,000
102,800		JPMorgan Chase & Co., Series Y, 6.125%, 2020	2,691,304
			3,507,304
		Real Estate—.6%
50,500		Digital Realty Trust, Inc. (REIT), Series G, 5.875%, 2049	1,283,205
		Urstadt Biddle Properties, Inc. (REIT):
49,000		Series G, 6.75%, 2049	1,234,310
41,700		Series H, 6.25%, 2022	1,044,398
			3,561,913
Total Value of Preferred Stocks (cost $6,889,446)			7,069,217
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—.8%
$5,000	M	Federal Home Loan Bank, 1.8504%, 7/16/2018 (cost $4,995,886)	4,996,385

Total Value of Investments (cost $442,271,498)	98.6%	610,309,290
Other Assets, Less Liabilities	1.4	8,810,346
Net Assets	100.0%	$619,119,636

*	Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

MLP Master Limited Partnership

REIT Real Estate Investment Trust

At June 30, 2018, the cost of investments for federal income tax purposes was $442,287,699. Accumulated net unrealized appreciation on investments was $168,008,241, consisting of $173,810,107 gross unrealized appreciation and $5,801,866 gross unrealized depreciation.

Portfolio of Investments (unaudited)

EQUITY INCOME FUND

June 30, 2018

CALL OPTIONS WRITTEN—.0%	Expiration Date	Exercise Price	Contracts	Value
Bank of New York Mellon Corp.	7/20/18	$56.00	(50)	$(3,050)
JP Morgan Chase & Co.	7/13/18	108.00	(50)	(3,000)
McDonald's Corp.	7/20/18	162.50	(100)	(7,000)
Microsoft Corp.	7/6/18	103.00	(50)	(300)
Total Value of Call Options Written (premium received $41,702)				$(13,350)

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$598,243,688	$-	$-	$598,243,688
Preferred Stocks	7,069,217	-	-	7,069,217
Short-Term U.S Government Agency Obligations	-	4,996,385	-	4,996,385
Total Investments in Securities*	$605,312,905	$4,996,385	$-	$610,309,290

Liabilities
Call Options Written	$(13,350)	$-	$-	$(13,350)

*	The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

GLOBAL FUND

June 30, 2018

Shares		Security		Value
		COMMON STOCKS—97.1%
		United States—63.1%
97,850		Abbott Laboratories		$5,967,871
41,887		Activision Blizzard, Inc.		3,196,816
107,138		Air Lease Corp.		4,496,582
13,015	*	Alphabet, Inc. - Class "C"		14,520,185
4,732	*	Amazon.com, Inc.		8,043,454
32,917		Apple, Inc.		6,093,266
41,629		Aptiv, PLC		3,814,465
126,256		Aramark Holdings Corp.		4,684,098
53,255		Assured Guaranty, Ltd.		1,902,801
124,384		Ball Corp.		4,421,851
447,012		Bank of America Corp.		12,601,268
14,996		BlackRock, Inc.		7,483,604
15,623	*	bluebird bio, Inc.		2,452,030
3,577	*	Booking Holdings, Inc.		7,250,901
117,412		Bristol-Myers Squibb Co.		6,497,580
36,700		Broadcom, Inc.		8,904,888
61,027		Cognizant Technology Solutions Corp. - Class "A"		4,820,523
33,841	*	Concho Resources, Inc.		4,681,901
177,465		Coty, Inc. - Class "A"		2,502,257
113,471		CSX Corp.		7,237,180
104,645		Danaher Corp.		10,326,369
115,663		Delphi Technologies, PLC		5,258,040
81,837		Diamond Offshore Drilling, Inc.		1,707,120
26,561	*	Diamondback Energy, Inc.		3,494,631
95,138		Edison International		6,019,381
18,168	*	Electronic Arts, Inc.		2,562,051
98,600		EOG Resources, Inc.		12,268,798
31,501		Expedia, Inc.		3,786,105
42,905	*	Facebook, Inc. - Class "A"		8,337,300
60,012		First Republic Bank		5,808,561
23,065	*	FleetCor Technologies, Inc.		4,858,642
510,670	*	Flex, Ltd.		7,205,554
87,816		Fortune Brands Home & Security, Inc.		4,714,841
21,027		General Dynamics Corp.		3,919,643
135,070		General Motors Corp.		5,321,758
39,093		Global Payments, Inc.		4,358,479
26,306	*	Guidewire Software, Inc.		2,335,447
141,755		Halliburton Co.		6,387,480
64,161	*	Hologic, Inc.		2,550,400
118,596	*	IHS Markit, Ltd.		6,118,368
116,180		Intercontinental Exchange, Inc.		8,545,039
207,232	*	JetBlue Airways Corp.		3,933,263
181,834		Kinder Morgan, Inc.		3,213,007
51,871		KLA-Tencor Corp.		5,318,334
25,220		Marriott International, Inc.		3,192,852
140,464		MGM Resorts International		4,077,670
97,047	*	Micron Technology, Inc.		5,089,145
51,963		Microsoft Corp.		5,124,071
66,416	*	Mylan NV		2,400,274
30,667		National Oilwell Varco, Inc.		1,330,948
14,754	*	Netflix, Inc.		5,775,158
100,476		NIKE, Inc. - Class "B"		8,005,928
57,059		Northern Trust Corp.		5,870,800
15,709		NVIDIA Corp.		3,721,462
14,235		Old Dominion Freight Line, Inc.		2,120,446
40,130	*	PayPal Holdings, Inc.		3,341,625
49,302	*	Post Holdings, Inc.		4,240,958
42,088		PPG Industries, Inc.		4,365,788
40,282		Public Storage (REIT)		9,138,375
29,498	*	salesforce.com, Inc.		4,023,527
24,800	*	ServiceNow, Inc.		4,277,256
48,078		Skyworks Solutions, Inc.		4,646,739
13,961	*	Spirit Airlines, Inc.		507,482
26,959	*	Splunk, Inc.		2,671,906
30,266		SunTrust Banks, Inc.		1,998,161
138,202		Tapestry, Inc.		6,455,415
70,330		Teradyne, Inc.		2,677,463
33,010		Thermo Fisher Scientific, Inc.		6,837,691
31,887	*	TripAdvisor, Inc.		1,776,425
8,775	*	Ultimate Software Group, Inc.		2,257,895
136,931	*	Under Armour, Inc. - Class "A"		3,078,209
45,470		UnitedHealth Group, Inc.		11,155,610
48,142		Visa, Inc. - Class "A"		6,376,408
20,980	*	Weibo Corp. (ADR)		1,862,185
19,171	*	Workday, Inc. - Class "A"		2,321,992
				380,641,996
		China—6.1%
48,882	*	Alibaba Group Holding, Ltd. (ADR)		9,069,077
30,734	*	Ctrip.com International, Ltd. (ADR)		1,463,860
7,254		NetEase, Inc. (ADR)		1,832,868
75,503	*	New Oriental Education & Technology Group, Inc. (ADR)		7,147,114
627,000		Ping An Insurance (Group) Co. of China, Ltd.		5,770,037
174,700		Sunny Optical Technology Group Co.		3,251,020
165,191		Tencent Holdings, Ltd.		8,291,554
				36,825,530
		Japan—5.2%
47,800		Komatsu, Ltd.		1,367,750
80,607		SoftBank Group Corp.		5,804,811
151,871		Sony Corp.		7,769,474
243,167		Sumitomo Mitsui Financial Group, Inc.		9,457,410
144,000		Tokio Marine Holdings, Inc.		6,754,207
				31,153,652
		France—4.5%
66,851	*	Airbus SE		7,827,167
61,439		Safran SA		7,465,437
126,663		Total SA		7,722,758
75,179		Valeo SA		4,110,522
				27,125,884
		United Kingdom—4.0%
280,893		Anglo American, PLC		6,282,762
50,972	*	Atlassian Corp., PLC - Class "A"		3,186,769
162,352		British American Tobacco, PLC		8,206,305
1,150,807	*	Glencore, PLC		5,497,969
10,717		Intertek Group, PLC		808,457
				23,982,262
		Switzerland—3.6%
37,010	*	ams AG		2,757,344
143,079		Nestle SA		11,110,547
485,806	*	UBS Group AG		7,517,901
				21,385,792
		Spain—2.3%
963,979		Iberdrola SA		7,456,875
190,581		Industria de Diseno Textil SA		6,512,128
				13,969,003
		Italy—1.9%
30,400		Ferrari NV		4,135,885
231,782	*	Fiat Chrysler Automobiles NV		4,421,211
230,144		FinecoBank Banca Fineco SpA		2,599,471
				11,156,567
		Netherlands—1.1%
103,545	*	AerCap Holdings NV		5,606,962
28,300		Yandex NV - Class "A"		1,015,970
				6,622,932
		Taiwan—1.0%
172,176		Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		6,294,755
		Bahamas—.9%
19,229		Domino’s Pizza, Inc.		5,425,847
		South Korea—.8%
119,564		Samsung Electronics Co., Ltd.		5,004,630
		India—.8%
91,324		HDFC Bank, Ltd.		2,810,364
527,118		ICICI Bank, Ltd.		2,118,781
				4,929,145
		Germany—.6%
79,880		Vonovia SE		3,802,255
		Sweden—.5%
15,957		Spotify Technology SA		2,684,606
		Canada—.4%
45,881		Magna International, Inc.		2,668,437
		Australia—.3%
158,879		Treasury Wine Estates, Ltd.		2,044,688
Total Value of Common Stocks (cost $504,956,897)			97.1%	585,717,981
Other Assets, Less Liabilities			2.9	17,233,524
Net Assets			100.0%	$602,951,505

*	Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

REIT Real Estate Investment Trust

At June 30, 2018, the cost of investments for federal income tax purposes was $506,299,814. Accumulated net unrealized appreciation on investments was $79,418,167, consisting of $99,324,336 gross unrealized appreciation and $19,906,169 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$380,641,996	$-	$-	$380,641,996
China	36,825,530	-	-	36,825,530
Japan	31,153,652	-	-	31,153,652
France	27,125,884	-	-	27,125,884
United Kingdom	23,982,262	-	-	23,982,262
Switzerland	21,385,792	-	-	21,385,792
Spain	13,969,003	-	-	13,969,003
Italy	11,156,567	-	-	11,156,567
Netherlands	6,622,932	-	-	6,622,932
Taiwan	6,294,755	-	-	6,294,755
Bahamas	5,425,847	-	-	5,425,847
South Korea	5,004,630	-	-	5,004,630
India	4,929,145	-	-	4,929,145
Germany	3,802,255	-	-	3,802,255
Sweden	2,684,606	-	-	2,684,606
Canada	2,668,437	-	-	2,668,437
Australia	2,044,688	-	-	2,044,688
Total Investments in Securities	$585,717,981	$-	$-	$585,717,981

During the period ended June 30, 2018, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund.  This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A).  Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

GROWTH & INCOME FUND

June 30, 2018

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS—97.8%
			Consumer Discretionary—7.9%
100,000			Aptiv, PLC		$9,163,000
200,000			Aramark Holdings Corp.		7,420,000
124,800			BorgWarner, Inc.		5,386,368
333,000			CBS Corp. - Class "B"		18,721,260
142,200			Home Depot, Inc.		27,743,220
50,000			Lear Corp.		9,290,500
192,900			Magna International, Inc.		11,213,277
60,000			Ross Stores, Inc.		5,085,000
250,000			Tapestry, Inc.		11,677,500
160,000			Walt Disney Co.		16,769,600
102,100			Wyndham Destinations, Inc.		4,519,967
208,200			Wyndham Hotels & Resorts, Inc.		12,248,406
					139,238,098
			Consumer Staples—7.2%
348,900			Altria Group, Inc.		19,814,031
360,000			Coca-Cola Co.		15,789,600
265,000			Conagra Brands, Inc.		9,468,450
631,904			Koninklijke Ahold Delhaize NV (ADR)		15,083,548
165,000			PepsiCo, Inc.		17,963,550
257,000			Philip Morris International, Inc.		20,750,180
200,000			Procter & Gamble Co.		15,612,000
160,000			Wal-Mart Stores, Inc.		13,704,000
					128,185,359
			Energy—10.4%
228,000			Anadarko Petroleum Corp.		16,701,000
270,000			ConocoPhillips		18,797,400
370,000			Devon Energy Corp.		16,265,200
140,000			EOG Resources, Inc.		17,420,200
257,000			ExxonMobil Corp.		21,261,610
338,700			Halliburton Co.		15,261,822
202,600			Hess Corp.		13,551,914
498,400			Marathon Oil Corp.		10,396,624
300,600			Marathon Petroleum Corp.		21,090,096
115,000			Phillips 66		12,915,650
485,000			Suncor Energy, Inc.		19,729,800
					183,391,316
			Financials—22.9%
330,000			American Express Co.		32,340,000
102,400			American International Group, Inc.		5,429,248
130,900			Ameriprise Financial, Inc.		18,310,292
1,391,100			Bank of America Corp.		39,215,109
130,000			Chubb, Ltd.		16,512,600
596,300			Citigroup, Inc.		39,904,396
441,200			Citizens Financial Group, Inc.		17,162,680
153,000			Comerica, Inc.		13,910,760
325,000			Discover Financial Services		22,883,250
451,200			Financial Select Sector SPDR Fund (ETF)		11,997,408
96,100			IBERIABANK Corp.		7,284,380
433,930			JPMorgan Chase & Co.		45,215,506
275,000			MetLife, Inc.		11,990,000
149,000			Morgan Stanley		7,062,600
150,000			PNC Financial Services Group, Inc.		20,265,000
282,700			SPDR S&P Regional Banking (ETF)		17,244,700
480,000			Sterling Bancorp		11,280,000
410,000			U.S. Bancorp		20,508,200
848,350			Wells Fargo & Co.		47,032,524
					405,548,653
			Health Care—16.5%
396,400			Abbott Laboratories		24,176,436
166,100			AbbVie, Inc.		15,389,165
55,000			Aetna, Inc.		10,092,500
42,000			Allergan, PLC		7,002,240
168,669			Baxter International, Inc.		12,454,519
107,700		*	Centene Corp.		13,269,717
290,000			CVS Health Corp.		18,661,500
170,000			Gilead Sciences, Inc.		12,042,800
112,300			Hill-Rom Holdings, Inc.		9,808,282
219,825			Johnson & Johnson		26,673,566
250,000			Koninklijke Philips NV (ADR)		10,567,500
150,000			Medtronic, PLC		12,841,500
449,800			Merck & Co., Inc.		27,302,860
749,301			Pfizer, Inc.		27,184,640
103,100			Phibro Animal Health Corp. - Class "A"		4,747,755
87,162			Shire, PLC (ADR)		14,712,946
171,500			Thermo Fisher Scientific, Inc.		35,524,510
104,300			Zoetis, Inc.		8,885,317
					291,337,753
			Industrials—11.2%
72,100			3M Co.		14,183,512
434,800		*	Gardner Denver Holdings, Inc.		12,778,772
209,700			Honeywell International, Inc.		30,207,285
145,000			Ingersoll-Rand, PLC		13,010,850
305,930			Johnson Controls International, PLC		10,233,359
27,500			Lockheed Martin Corp.		8,124,325
100,800			ManpowerGroup, Inc.		8,674,848
340,100			Masco Corp.		12,726,542
230,600		*	MasTec, Inc.		11,702,950
150,800			Owens Corning		9,556,196
440,000			Schneider National, Inc. - Class "B"		12,104,400
45,100			Snap-On, Inc.		7,248,472
85,500			Stanley Black & Decker, Inc.		11,355,255
399,100			Triton International, Ltd.		12,236,406
195,000			United Technologies Corp.		24,380,850
					198,524,022
			Information Technology—13.5%
134,600			Apple, Inc.		24,915,806
300,000			Applied Materials, Inc.		13,857,000
60,000			Broadcom, Inc.		14,558,400
580,300			Cisco Systems, Inc.		24,970,309
105,887		*	Dell Technologies, Inc. - Class "V"		8,955,922
68,609			DXC Technology Co.		5,530,572
250,000		*	eBay, Inc.		9,065,000
44,000		*	FleetCor Technologies, Inc.		9,268,600
450,775			Intel Corp.		22,408,025
372,900			Microsoft Corp.		36,771,669
97,700		*	NXP Semiconductors NV		10,675,679
350,000			Oracle Corp.		15,421,000
335,000			QUALCOMM, Inc.		18,800,200
152,400			TE Connectivity, Ltd.		13,725,144
122,000			Western Digital Corp.		9,444,020
					238,367,346
			Materials—2.8%
122,400			FMC Corp.		10,919,304
285,000			International Paper Co.		14,842,800
60,000			Praxair, Inc.		9,489,000
114,500			RPM International, Inc.		6,677,640
114,300			Trinseo SA		8,109,585
					50,038,329
			Real Estate—1.0%
725,000			Brixmor Property Group, Inc. (REIT)		12,636,750
250,300			Tanger Factory Outlet Centers, Inc. (REIT)		5,879,547
					18,516,297
			Telecommunication Services—2.5%
530,000			AT&T, Inc.		17,018,300
546,400			Verizon Communications, Inc.		27,489,384
					44,507,684
			Utilities—1.9%
171,900			CMS Energy Corp.		8,127,432
100,200			Pinnacle West Capital Corp.		8,072,112
140,100			WEC Energy Group, Inc.		9,057,465
177,500			Xcel Energy, Inc.		8,108,200
					33,365,209
Total Value of Common Stocks (cost $1,067,542,734)					1,731,020,066
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—1.5%
			Federal Home Loan Bank:
$20,000	M		1.85%, 7/9/2018		19,992,760
7,000	M		1.8504%, 7/16/2018		6,994,939
Total Value of Short-Term U.S. Government Agency Obligations (cost $26,984,989)					26,987,699
Total Value of Investments (cost $1,094,527,723)				99.3%	1,758,007,765
Other Assets, Less Liabilities				.7	11,396,416
Net Assets				100.0%	$1,769,404,181

*	Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

SPDR Standard & Poor’s Depository Receipts

At June 30, 2018, the cost of investments for federal income tax purposes was $1,099,405,512. Accumulated net unrealized appreciation on investments was $658,602,253, consisting of $673,395,686 gross unrealized appreciation and $14,793,433 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,731,020,066	$-	$-	$1,731,020,066
Short-Term U.S Government Agency Obligations	-	26,987,699	-	26,987,699
Total Investments in Securities*	$1,731,020,066	$26,987,699	$-	$1,758,007,765

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018.  Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

June 30, 2018

Shares		Security	Value
		COMMON STOCKS—93.2%
		Consumer Discretionary—11.2%
670		Autoliv, Inc.	$95,957
160	*	Booking Holdings, Inc.	324,334
12,259	*	CarMax, Inc.	893,313
2,055		CBS Corp. - Class "B"	115,532
9,643		Choice Hotels International, Inc.	729,011
10,214		Clares, Inc.	351,259
12,100		Comcast Corp. - Special Shares "A"	397,001
8,060		D.R. Horton, Inc.	330,460
4,143		Expedia, Inc.	497,947
13,885	*	Floor & Decor Holdings, Inc.	684,947
5,663		General Motors Corp.	223,122
4,369		Genuine Parts Co.	401,030
12,760		Goodyear Tire & Rubber Co.	297,180
5,768		Hilton, Inc.	456,595
7,005		Home Depot, Inc.	1,366,675
14,986	*	JELD-WEN Holding, Inc.	428,450
4,053		Las Vegas Sands Corp.	309,487
1,626		Marriott International, Inc.	205,852
4,807		McDonald's Corp.	753,209
9,108		Newell Brands, Inc.	234,895
21,947		NIKE, Inc.	1,748,737
5,118	*	Norwegian Cruise Line Holdings, Inc.	241,826
357	*	NVR, Inc.	1,060,415
8,100		Ross Stores, Inc.	686,475
3,528		Royal Caribbean Cruises, Ltd.	365,501
17,460		TJX Cos., Inc.	1,661,843
3,948		Tractor Supply Co.	301,983
22,738	*	Under Armour, Inc.	511,150
4,463	*	Wayfair, Inc.- Class "A"	530,026
436		Whirlpool Corp.	63,756
1,560		Wyndham Destinations, Inc.	69,061
1,560		Wyndham Hoters & Resorts, Inc.	91,775
			16,428,804
		Consumer Staples—6.8%
18,028		Altria Group, Inc.	1,023,810
2,615		Archer-Daniels-Midland Co.	119,845
5,818		British American Tobacco, PLC	294,079
1,636	*	Cimpress NV	237,155
26,378		Coca-Cola Co.	1,156,939
15,130		Colgate-Palmolive Co.	980,575
6,304		Costco Wholesale Corp.	1,317,410
11,734		Coty, Inc.	165,449
1,325		CVS Health Corp.	85,264
5,682	*	Delivery Hero AG (Germany)	302,444
34,257		Diageo, PLC (United Kingdom)	1,230,633
3,569		Hershey Co.	332,131
4,093		Hormel Foods Corp.	152,301
928		J.M. Smucker Co.	99,741
2,341		Kellogg Co.	163,566
12,030		Kroger Co.	342,253
8,055		PepsiCo, Inc.	876,948
2,937		Philip Morris International, Inc.	237,133
5,523	*	Simply Good Foods Co.	79,752
14,197	*	U.S. Foods Holding Corp.	536,931
4,422		Walgreens Boots Alliance, Inc.	265,386
			9,999,745
		Energy—2.7%
4,124		Anadarko Petroleum Corp.	302,083
685	*	Apergy Corp.	28,599
11,067		Canadian Natural Resources, Ltd. (Canada)	399,187
2,966		Chevron Corp.	374,991
2,404		Cimarex Energy Co.	244,583
1,525	*	Concho Resources, Inc.	210,984
5,894		Diamondback Energy, Inc.	775,474
6,068		Halliburton Co.	273,424
12,456	*	Laredo Petroleum, Inc.	119,827
8,730		Marathon Oil Corp.	182,108
970		Marathon Petroleum Corp.	68,055
17,127	*	Newfield Exploration Co.	518,092
9,073		Noble Energy, Inc.	320,095
721		Pioneer Natural Resources Co.	136,442
			3,953,944
		Financials—15.9%
17,681		Aflac, Inc.	760,637
487		Alleghany Corp.	280,010
3,254		Allstate Corp.	296,993
20,497		American Express Co.	2,008,706
6,108		American International Group, Inc.	323,846
3,325		Arthur J. Gallagher & Co.	217,056
4,470		Bank of the Ozarks	201,329
3,431	*	Berkshire Hathaway, Inc. - Class "B"	640,396
1,173		BlackRock, Inc.	585,374
10,471		Chubb, Ltd.	1,330,026
8,740		Citigroup, Inc.	584,881
28,028		CNO Financial Group, Inc.	533,653
7,187		Comerica, Inc.	653,442
1,720	*	Credit Acceptance Corp.	607,848
2,872		FactSet Research Systems, Inc.	568,943
921		Fairfax Financial Holdings, Ltd. (Canada)	516,079
590		First Citizens BancShares, Inc.	237,947
4,592		First Republic Bank	444,460
9,248		FNF Group, Inc.	347,910
6,936		IBERIABANK Corp.	525,749
13,200	*	J2 Acquisition, Ltd. (Virgin Islands)	128,832
23,538		KeyCorp	459,933
14,849		Lancashire Holdings, Ltd. (United Kingdom)	111,115
5,788		Lincoln National Corp.	360,303
8,139		M&T Bank Corp.	1,384,851
1,247	*	Markel Corp.	1,352,184
11,653		Marsh & McLennan Cos., Inc.	955,196
13,147		MetLife, Inc.	573,209
1,477		Moody's Corp.	251,917
5,994	*	Ocean Outdoors, Ltd. (Virgin Islands) (a)	57,393
17,321		People's United Financial, Inc.	313,337
12,220		PNC Financial Services Group, Inc.	1,650,922
2,820		Reinsurance Group of America, Inc.	376,414
5,703		RenaissanceRe Holdings	686,185
20,471	*	SLM Corp.	234,393
13,781		TD Ameritrade Holding Corp.	754,785
1,712		Travelers Cos., Inc.	209,446
6,821		Unum Group	252,309
10,915		Wells Fargo & Co.	605,128
431		White Mountain Insurance Group	390,749
12,778		Zions Bancorp	673,273
			23,447,159
		Health Care—11.6%
8,437	*	Acadia Healthcare Co., Inc.	345,158
4,761		Agilent Technologies, Inc.	294,420
1,605	*	Align Technology, Inc.	549,135
3,879	*	Alkermes, PLC (Ireland)	159,660
1,130		Allergan, PLC (United Kingdom)	188,394
3,412	*	Alnylam Pharmaceuticals, Inc.	336,048
2,728		AstraZeneca, PLC (United Kingdom) (ADR)	95,780
13,890		Baxter International, Inc.	1,025,638
4,313		Becton, Dickinson & Co.	1,033,222
1,481	*	BeiGene, Ltd. (China) (ADR)	227,674
587	*	Biogen, Inc.	170,371
29,216		Bristol-Myers Squibb Co.	1,616,813
2,106		Dentsply Sirona, Inc.	92,180
4,621	*	Edwards Lifesciences Corp.	672,679
11,802	*	Exact Sciences Corp.	705,642
1,819	*	Five Prime Therapeutics, Inc.	28,758
3,440		Hill-Rom Holdings, Inc.	300,450
1,964	*	Incyte Corp.	131,588
6,713	*	Ionis Pharmaceuticals, Inc.	279,731
8,229		Johnson & Johnson	998,507
5,001		Koninklijke Philips NV (Netherlands) (ADR)	211,392
3,718	*	Laboratory Corp. of America Holdings	667,493
6,175		McKesson Corp.	823,745
15,557		Medtronic, PLC	1,331,835
12,355		Merck & Co., Inc.	749,948
506	*	Mettler Toledo International, Inc.	292,787
8,139		Mylan NV (Netherlands)	294,143
4,640	*	NuVasive, Inc.	241,837
32,413		Pfizer, Inc.	1,175,944
1,970	*	Seattle Genetic, Inc.	130,788
5,705		Stryker Corp.	963,346
1,074		Teleflex, Inc.	288,058
2,591		UnitedHealth Group, Inc.	635,676
			17,058,840
		Industrials—13.8%
1,947		AMERCO	693,424
24,413		Canadian National Railway Co. (Canada)	1,996,828
4,744		Cintas Corp.	877,972
7,034	*	Clean Harbors, Inc.	390,739
8,992		CSX Corp.	573,510
1,122		Cummins, Inc.	149,226
3,819		Deere & Co.	533,896
3,592		Delta Air Lines, Inc.	177,948
1,371		Dover Corp.	100,357
3,286		Dun & Bradstreet Corp.	403,028
3,058		Equifax, Inc.	382,586
5,617		Expeditors International of Washington	410,603
6,609		Fastenal Co.	318,091
3,180		General Dynamics Corp.	592,784
21,053	*	Genesee & Wyoming, Inc. - Class "A"	1,712,030
5,740		Herman Miller, Inc.	194,586
403		Huntington Ingalls Industries, Inc.	87,366
9,154	*	Ichor Holdings, Ltd.	194,248
6,552		IDEX Corp.	894,217
5,861		Ingersoll-Rand, PLC	525,908
5,198		Johnson Controls International, PLC	173,873
2,368		L3 Technologies, Inc.	455,414
4,975		Lennox International, Inc.	995,746
2,452		Lockheed Martin Corp.	724,394
24,467	*	Milacron Holdings Corp.	463,160
8,116		PACCAR, Inc.	502,867
10,585		Republic Services, Inc.	723,591
3,251		Rockwell Automation, Inc.	540,414
16,743		Sanwa Holdings Corp. (Japan)	177,539
5,368		Southwest Airlines Co.	273,124
13,554		Steelcase, Inc. - Class "A"	182,979
5,146	*	TransUnion	368,659
2,305		UniFirst Corp.	407,754
9,968		Union Pacific Corp.	1,412,266
8,076		United Parcel Service, Inc. - Class "B"	857,913
596		Wabtec Corp.	58,754
3,897		Waste Connections, Inc.	293,366
6,268		Xylem, Inc.	422,338
			20,243,498
		Information Technology—17.1%
2,339	*	2U, Inc.	195,447
11,048	*	Acacia Communications, Inc.	384,581
7,113		Accenture, PLC - Class "A"	1,163,616
2,460	*	Adobe Systems, Inc.	599,773
1,360	*	Alibaba Group Holding, Ltd. (China) (ADR)	252,321
2,634		Amdocs, Ltd.	174,344
4,357	*	Arrow Electronics, Inc.	327,995
5,389	*	Atlassian Corp., PLC (United Kingdom)	336,920
10,660	*	Black Knight, Inc.	570,843
5,388		Booz Allen Hamilton Holdings Corp.	235,617
4,395		CDW Corp.	355,072
2,697	*	CoStar Group, Inc.	1,112,863
5,743	*	Facebook, Inc.	1,115,980
4,006	*	FleetCor Technologies, Inc.	843,864
96	*	ForeScout Technologies, Inc.	3,289
18,625		Genpact, Ltd.	538,821
3,047		Global Payments, Inc.	339,710
8,910	*	Guidewire Software, Inc.	791,030
2,378		Harris Corp.	343,716
2,771		International Business Machines Corp.	387,109
27,633	*	Just Eat, PLC (United Kingdom)	284,091
2,503	*	Keysight Technologies, Inc.	147,752
2,470		KLA-Tencor Corp.	253,249
8,322		Marvell Technology Group, Ltd.	178,424
2,906		Maxim Integrated Products, Inc.	170,466
4,354		Microchip Technology, Inc.	395,996
8,015		Micron Technology, Inc.	420,307
12,893		Microsoft Corp.	1,271,379
3,655		Motorola Solutions, Inc.	425,332
2,011		NVIDIA Corp.	476,406
8,603	*	PayPal Holdings, Inc.	716,372
6,183		QUALCOMM, Inc.	346,990
5,243	*	salesforce.com, Inc.	715,145
3,460		Samsung Electronics Co., Ltd. (South Korea)	144,826
5,367	*	ServiceNow, Inc.	925,646
3,660	*	Shopify, Inc.	533,957
9,704		Silicon Motion Technology Corp. (Taiwan) (ADR)	513,245
6,032		Spotify Technology SA (Sweden)	1,014,824
12,487		SS&C Technologies Holdings, Inc.	648,075
8,259		TE Connectivity, Ltd.	743,806
18,456		Teradyne, Inc.	702,620
7,551	*	Trade Desk, Inc. - Class "A"	708,284
5,861	*	Verisign, Inc.	805,419
7,775		Visa, Inc.	1,029,799
3,262		Western Digital Corp.	252,511
5,228	*	Workday, Inc. - Class "A"	633,215
9,091	*	Yandex NV - Class "A" (Russia)	326,367
5,118	*	Zillow Group, Inc. - Class "A"	305,801
			25,163,215
		Materials—4.4%
11,632		Ball Corp.	413,518
680		Bunge, Ltd.	47,403
1,561		Cabot Corp.	96,423
6,950		Celanese Corp. - Class "A"	771,867
5,253		CRH, PLC (Ireland)	185,448
4,616		Eastman Chemical Co.	461,415
5,436		FMC Corp.	484,946
6,311		Nucor Corp.	394,437
3,030		Nutrien, Ltd. (Canada)	164,839
7,274		Packaging Corp. of America	813,160
5,908		Praxair, Inc.	934,350
1,243		Randgold Resources, Ltd. (United Kingdom) (ADR)	95,823
4,123		Reliance Steel & Aluminum Co.	360,927
1,344		Sherwin-Williams Co.	547,774
10,323		Silgan Holdings, Inc.	276,966
3,757		Tenaris SA	136,717
2,633		Vulcan Materials Co.	339,815
			6,525,828
		Real Estate—5.6%
12,091		American Tower Corp. (REIT)	1,743,159
3,216		AvalonBay Communities, Inc. (REIT)	552,798
31,403		Brixmor Property Group, Inc. (REIT)	547,354
8,411		Columbia Property Trust, Inc. (REIT)	191,014
684		Federal Realty Investment Trust (REIT)	86,560
17,037		Host Hotels & Resorts, Inc. (REIT)	358,970
11,164		Kimco Realty Corp. (REIT)	189,676
874		Mid-America Apartment Communities, Inc. (REIT)	87,986
4,330		PS Business Park, Inc. (REIT)	556,405
9,580		Public Storage (REIT)	2,173,319
864		Simon Property Group, Inc. (REIT)	147,044
632		SL Green Realty Corp. (REIT)	63,535
33,021		STORE Capital Corp. (REIT)	904,775
1,408		Taubman Centers, Inc. (REIT)	82,734
4,290		UDR, Inc. (REIT)	161,047
7,431		Welltower, Inc. (REIT)	465,849
			8,312,225
		Telecommunication Services—1.5%
34,596		AT&T, Inc.	1,110,878
9,416		Verizon Communications, Inc.	473,719
5,660		Wix.com, Ltd. (Israel)	567,698
			2,152,295
		Utilities—2.6%
3,941		CMS Energy Corp.	186,330
4,000		Dominion Energy, Inc.	272,720
3,162		Edison International	200,060
3,477		Eversourse Energy	203,787
6,563		Exelon Corp.	279,584
4,670		Iberdrola SA	143,929
9,273		NRG Energy, Inc.	284,681
6,298		OGE Energy Corp.	221,753
1,597		Pinnacle West Capital Corp.	128,654
1,543		Sempra Energy	179,158
15,987		Southern Co.	740,358
18,630		UGI Corp.	970,064
			3,811,078
Total Value of Common Stocks (cost $124,649,961)			137,096,631

PUT OPTIONS PURCHASED—.6%
Contracts	S&P 500 Index	Exercise Price	Notional Amount	Value
45	Expiration 9/21/2018	2,325.00	12,232,665	$41,130
45	Expiration 12/21/2018	2,400.00	12,232,665	164,475
45	Expiration 3/15/2019	2,500.00	12,232,665	320,355
44	Expiration 6/21/2019	2,450.00	11,960,828	359,876
Total Value of Put Options Purchased (premium paid $1,395,307)				$885,836

	WARRANTS—.0%
	Financials
13,200	J2 Acquisition, Ltd. (Virgin Islands) (Expires 9/7/2027) (cost $132)		5,940
Total Value of Investments (cost $126,045,400)		93.8%	137,988,407
Other Assets, Less Liabilities		6.2	9,057,261
Net Assets		100.0%	$147,045,668

*	Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

REIT Real Estate Investment Trust

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30, 2018, the Fund held one security that was fair valued by the Valuation Committee with a value of $57,363 representing 0% of the Fund's net assets.

At June 30, 2018, the cost of investments for federal income tax purposes was $125,698,588. Accumulated net unrealized appreciation on investments was $12,577,129, consisting of $14,922,450 gross unrealized appreciation and $2,345,321 gross unrealized depreciation.

PUT OPTIONS WRITTEN—(.3)%
Contracts	S&P 500 Index	Exercise Price	Notional Amount	Value
(23)	Expiration 9/21/2018	2,075.00	(6,252,251)	$(8,349)
(23)	Expiration 12/21/2018	2,150.00	(6,252,251)	(38,640)
(45)	Expiration 3/15/2019	2,300.00	(12,232,665)	(181,350)
(44)	Expiration 6/21/2019	2,175.00	(11,960,828)	(184,932)
Total Value of Put Options Written (premium received $584,668)				$(413,271)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration	Notional Amounts	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
(12)	E-mini Russell 2000 Index	Sep. 2018	$(1,005,780)	$(988,525)	$17,255
(118)	E-mini S&P 500	Sep. 2018	(16,417,635)	(16,057,687)	359,948
(31)	E-mini S&P MidCap 400	Sep. 2018	(6,221,235)	(6,063,972)	157,263
(9)	FTSE 100 Index	Sep. 2018	(689,355)	(682,481)	6,874
(32)	MSCI EAFE Index	Sep. 2018	(3,248,240)	(3,128,701)	119,539
(18)	MSCI EM Index	Sep. 2018	(1,018,935)	(957,014)	61,921
(18)	S&P/TSE 60 Index	Sep. 2018	(3,438,072)	(3,460,784)	(22,712)
(Premium received $493)					$700,088

At June 30, 2018, Hedged U.S. Equity Opportunities Fund has open foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Hedged U.S. Equity Opportunitiies Fund

Counterparty	Settlement Date	Foreign Currency	Receive (Deliver)	Asset	Liability	Unrealized Appreciation
CBA	9/19/18	JPY	(16,318,000)	$147,387	$148,628	$1,241
UBS	9/19/18	EUR	(45,000)	52,551	53,246	695
JPM	9/19/18	EUR	(44,000)	51,383	52,341	958

		Net unrealized appreciation on open foreign exchange contracts				$2,894

A summary of abbreviations for counterparties to foeign currency contracts are as follows:
CBA	Commonwealth Bank of Australia
UBS	UBS Financial Services
JPM	JP Morgan Securities, Inc.

Summary of Abbreviations:
ADR	American Depositary Receipts
EUR	Euro
JPY	Japanese Yen
REIT	Real Estate Investment Trust

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$137,039,238	$57,393	$-	$137,096,631
Put Options Purchased	885,836	-	-	885,836
Warrants	5,940	-	-	5,940
Total Investments in Securities*	$137,931,014	$57,393	$-	$137,988,407

Other Assets
Futures Contracts	$700,581	$-	$-	$700,581

Liabilities
Put Options Written	$(413,271)	$-	$-	$(413,271)

Other Financial Instruments**	$-	$2,894	$-	$2,894

*	The Portfolio of Investments provides information on the industry categorization for common stocks and warrants.

**	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

INTERNATIONAL FUND

June 30, 2018

Shares		Security	Value
		COMMON STOCKS—95.9%
		United Kingdom—15.8%
175,326		British American Tobacco, PLC	$8,862,094
193,902		Bunzl, PLC	5,872,949
85,279		DCC, PLC	7,760,105
116,128		Diageo, PLC	4,171,731
1,137,826		Domino's Pizza Group, PLC	5,209,204
99,533		London Stock Exchange	5,873,041
133,325		Reckitt Benckiser Group, PLC	10,977,864
460,925		RELX NV	9,831,481
936,303		Rentokil Initial, PLC	4,334,782
			62,893,251
		United States—15.1%
26,121		Accenture, PLC - Class "A"	4,273,134
54,549		Aptiv, PLC	4,998,325
6,451	*	Booking Holdings, Inc.	13,076,758
63,941		Mastercard, Inc. - Class "A"	12,565,685
69,598		Medtronic, PLC	5,958,285
114,376		Philip Morris International, Inc.	9,234,718
75,816		Visa, Inc. - Class "A"	10,041,829
			60,148,734
		India—9.1%
541,183		HDFC Bank, Ltd.	16,654,124
509,597		Housing Development Finance Corp., Ltd.	14,191,958
1,887,981		Power Grid Corp. of India	5,148,789
			35,994,871
		Canada—8.0%
265,379		Alimentation Couche-Tard, Inc. - Class "B"	11,528,388
116,080		Canadian National Railway Co.	9,494,605
14,161		Constellation Software, Inc.	10,982,275
			32,005,268
		France—7.8%
18,115		L'Oreal SA	4,474,224
24,660		LVMH Moet Hennessy Louis Vuitton SE	8,213,184
74,971		Safran SA	9,109,706
52,557		Teleperformance	9,286,210
			31,083,324
		Spain—6.7%
48,429		Aena SA	8,794,373
336,545		Grifols SA - Class "A"	10,131,997
230,324		Industria de Diseno Textil SA	7,870,141
			26,796,511
		Ireland—5.6%
1,338,034		AIB Group, PLC	7,265,894
85,665		Kingspan Group, PLC	4,289,703
97,144		Paddy Power Betfair, PLC	10,777,265
			22,332,862
		Netherlands—4.9%
59,182		Heineken NV	5,945,085
241,012		Unilever NV - CVA	13,449,286
			19,394,371
		Germany—4.1%
75,466		HeidelbergCement AG	6,352,360
85,872		SAP SE	9,922,848
			16,275,208
		Switzerland—3.5%
130,753		Nestle SA	10,153,394
243,113	*	UBS Group AG	3,762,200
			13,915,594
		Japan—3.0%
10,077		Keyence Corp.	5,694,053
43,000		Shimano, Inc.	6,315,133
			12,009,186
		Hong Kong—2.5%
737,774		Techtronic Industries Co., Ltd.	4,114,104
113,089		Tencent Holdings, Ltd.	5,676,360
			9,790,464
		Taiwan—2.3%
253,561		Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,270,190
		Belgium—2.3%
90,224		Anheuser-Busch InBev SA	9,113,961
		China—2.1%
44,830	*	Alibaba Group Holding, Ltd. (ADR)	8,317,310
		Australia—1.1%
29,865		CSL, Ltd.	4,257,209
		Brazil—1.0%
855,031		Ambev SA (ADR)	3,958,794
		South Africa—1.0%
15,445		Naspers, Ltd.	3,923,880
Total Value of Common Stocks (cost $293,707,279)				381,480,988
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—2.3%
		United States
$9,000	M	Federal Home Loan Bank, 0%, 7/16/2018 (cost $8,992,832)		8,993,493
Total Value of Investments (cost $302,700,111)			98.2%	390,474,481
Other Assets, Less Liabilities			1.8	7,229,126
Net Assets			100.0%	$397,703,607

*	Non-income producing

Summary of Abbreviations:

ADR  American Depositary Receipts

At June 30, 2018, the cost of investments for federal income tax purposes was $303,035,822.  Accumulated net unrealized appreciation on investments was $87,438,659, consisting of $95,400,381 gross unrealized appreciation and $7,961,722 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$62,893,251	$-	$-	$62,893,251
United States	60,148,734	-	-	60,148,734
India	35,994,871	-	-	35,994,871
Canada	32,005,268	-	-	32,005,268
France	31,083,324	-	-	31,083,324
Spain	26,796,511	-	-	26,796,511
Ireland	22,332,862	-	-	22,332,862
Netherlands	19,394,371	-	-	19,394,371
Germany	16,275,208	-	-	16,275,208
Switzerland	13,915,594	-	-	13,915,594
Japan	12,009,186	-	-	12,009,186
Hong Kong	9,790,464	-	-	9,790,464
Taiwan	9,270,190	-	-	9,270,190
Belgium	9,113,961	-	-	9,113,961
China	8,317,310	-	-	8,317,310
Australia	4,257,209	-	-	4,257,209
Brazil	3,958,794	-	-	3,958,794
South Africa	3,923,880	-	-	3,923,880
Short-Term U.S. Government Agency Obligations	-	8,993,493	-	8,993,493
Total Investments in Securities	$381,480,988	$8,993,493	$-	$390,474,481

During the period ended June 30, 2018, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund.  This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A).  Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

LONG SHORT FUND

June 30, 2018

Shares		Security		Value
		COMMON STOCKS—80.5%
		Consumer Discretionary—8.1%
19,800		Cheesecake Factory, Inc.		$1,090,188
16,756	*	Dollar Tree, Inc.	(a)	1,424,260
24,197	*	Floor & Decor Holdings, Inc.	(a)	1,193,638
21,991	*	Penn National Gaming, Inc.		738,678
				4,446,764
		Energy—11.1%
20,760		ConocoPhillips	(a)	1,445,311
19,390		EOG Resources, Inc.	(a)	2,412,698
13,850		Occidental Petroleum Corp.		1,158,968
5,420		Pioneer Natural Resources Co.		1,025,681
				6,042,658
		Financials—22.9%
75,603		Cadence BanCorp		2,182,659
50,587		Citizens Financial Group, Inc.	(a)	1,967,834
24,670		Comerica, Inc.	(a)	2,242,996
36,738		Intercontinental Exchange, Inc.		2,702,080
69,133		Sterling Bancorp	(a)	1,624,625
26,972		SunTrust Banks, Inc.	(a)	1,780,691
				12,500,885
		Health Care—14.2%
17,579	*	Agios Pharmaceuticals, Inc.	(a)	1,480,679
9,149	*	BioMarin Pharmaceutical, Inc		861,836
18,577	*	Cellectis SA (ADR)		525,543
8,731		Danaher Corp.		861,575
28,214	*	Exelisis, Inc.		607,165
18,527	*	Heron Therapeutics, Inc.		719,774
5,340	*	Neurocrine Biosciences, Inc.		524,602
9,631	*	REGENXBIO, Inc.		691,024
3,363	*	Sage Therapeutics, Inc.		526,410
3,231	*	Sarepta Therapeutics, Inc.		427,074
14,502	*	uniQure NV		548,176
				7,773,858
		Industrials—8.0%
14,193		Eaton Corp., PLC	(a)	1,060,785
34,347	*	Gate Industrial Corp., PLC		558,826
14,523		Kennametal, Inc.		521,376
8,120		Norfolk Southern Corp.		1,225,064
3,254		Parker Hannifin Corp.	(a)	507,136
3,117		Rockwell Automation, Inc.		518,139
				4,391,326
		Information Technology—13.3%
506	*	Alphabet, Inc. - Class "C"	(a)	564,519
11,800		Analog Devices, Inc.		1,131,856
12,011		Cisco Systems, Inc.	(a)	516,833
25,393	*	CoreLogic, Inc.		1,317,897
25,934	*	CyberArk Software, Ltd.		1,632,805
5,416	DXC Technology Co.	(a)	436,584

7,589		Motorola Solutions, Inc.	(a)	883,132
8,400		Skyworks Solutions, Inc.		811,860
				7,295,486
		Telecommunication Services—1.8%
30,786		AT&T, Inc.	(a)	988,538
		Real Estate Investment Trusts—1.1%
9,144		Prologis, Inc.		600,669
Total Value of Common Stocks (cost $40,579,860)				44,040,184
		SECURITIES SOLD SHORT—(39.3)%
		Consumer Discretionary—(4.9)%
(13,063)		Gap, Inc.		(423,111)
(20,800)		Hanesbrands, Inc.		(458,016)
(3,278)		Jack In The Box, Inc.		(279,023)
(9,500)		Omnicom Group, Inc.		(724,565)
(738)	*	Tesla, Inc.		(253,097)
(6,434)		VF Corp.		(524,500)
				(2,662,312)
		Consumer Staples—(3.9)%
(7,680)		Craker Barrel Old Country Store, Inc.		(1,199,693)
(4,073)		Philip Morris International, Inc.		(328,854)
(3,833)	*	Post Holdings, Inc.		(329,715)
(16,076)		Wendy's Co.		(276,186)
				(2,134,448)
		Financials—(3.8)%
(16,424)		Franklink Resources, Inc.		(526,389)
(34,602)		Janus Henderson Group, PLC		(1,063,319)
(13,709)		United Bankshares, Inc.		(499,008)
				(2,088,716)
		Health Care—(7.6)%
(7,948)		AbbVie, Inc.		(736,382)
(3,034)		Amgen, Inc.		(560,046)
(24,203)	*	Corcept Therapeutics, Inc.		(380,471)
(5,125)		Eli Lilly & Co.		(437,316)
(12,156)		GlaxoSmithKline, PLC (ADR)		(490,008)
(9,311)	*	Integra LifeSciences Holdings Corp.		(599,722)
(14,012)		Roche Holdings, Inc.		(387,152)
(13,981)		Sanofi (ADR)		(559,380)
				(4,150,477)
		Industrials—(6.2)%
(1,921)		Acuity Brands, Inc.		(222,586)
(2,802)		Equifax, Inc.		(350,558)
(15,996)		Fluor Corp.		(780,285)
(8,579)		Graco, Inc.		(387,942)
(10,723)	*	HD Supply Holdings. Inc.		(459,909)
(26,919)		Ritchie Bros. Auctioneers, Inc.		(918,476)
(4,171)	*	Stericycle, Inc.		(272,325)
				(3,392,081)
		Information Technology—(8.2)%
(9,845)		Amdocs, Ltd.		(651,641)
(10,400)	*	Blackline, Inc.		(451,672)
(4,008)		Check Point Software Technologies, Ltd.		(391,501)
(3,877)		Cognizant Technology Solutions Corp. - Class "A"		(306,244)
(7,891)	*	Cree Research, Inc.		(328,029)
(32,657)	*	Infinera Corp.		(324,284)
(2,600)		Intuit, Inc.		(531,193)
(3,977)		KLA-Tencor Corp.		(407,762)
(2,031)		Lam Research Corp.		(351,058)
(1,758)	*	Spotify Technology SA	(295,766)
(28,874)	*	TrueCar, Inc.	(291,339)
(7,190)	*	Workiva, Inc.	(175,436)
			(4,505,925)
		Materials—(1.3)%
(17,489)	*	Owens-Illinois, Inc.	(293,990)
(10,966)		Versum Materials, Inc.	(407,387)
			(701,377)
		Real Estate Investment Trusts—(3.4)%
(5,300)		AvalonBay Communities, Inc. (REIT)	(911,017)
(9,439)		Mid-America Apartment Communities, Inc. (REIT)	(950,224)
			(1,861,241)
Total Value of Securities Sold Short (proceeds $21,103,502)		(21,496,577)
Total Value of Investments (cost and short proceeds $19,476,358)	41.2%	22,543,607
Other Assets, Less Liabilities	58.8	32,125,029
Net Assets	100.0%	$54,668,636

*	Non-income producing

(a)	A portion or all of the security has been pledged to cover collateral requirements on securities sold short.

Summary of Abbreviations:

ADR  American Depositary Receipts

REIT  Real Estate Investment Trust

SPDR Standard & Poor’s Depository Receipts

At June 30, 2018, the cost of investments for federal income tax purposes was $19,498,719.  Accumulated net unrealized appreciation on investments was $3,044,888, consisting of $5,313,098 gross unrealized appreciation and $2,268,210 gross unrealized depreciation.

 The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$44,040,184	$-	$-	$44,040,184

Liabilities
Securities Sold Short*	$(21,496,577)	$-	$-	$(21,496,577)

*	The Portfolio of Investments provides information on the industry categorization for common stocks and securities sold short.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

OPPORTUNITY FUND

June 30, 2018

Shares or Principal Amount		Security		Value
		COMMON STOCKS—98.2%
		Consumer Discretionary—17.4%
343,700		Acushnet Holdings Corp.		$8,406,902
181,000		Aramark Holdings Corp.		6,715,100
224,200		Big Lots, Inc.		9,367,076
137,800		BorgWarner, Inc.		5,947,448
225,800		Dana Holding Corp.		4,558,902
362,900		DSW, Inc. - Class "A"		9,370,078
192,600	*	Fox Factory Holding Corp.		8,965,530
127,900	*	Helen of Troy, Ltd.		12,591,755
42,100		Lear Corp.		7,822,601
167,700	*	LKQ Corp.		5,349,630
139,500		Magna International, Inc.		8,109,135
167,700		Meredith Corp.		8,552,700
340,400	*	Michaels Cos., Inc.		6,525,468
99,600		Nordstrom, Inc.		5,157,288
105,900		Oxford Industries, Inc.		8,787,582
136,200		Penske Automotive Group, Inc.		6,380,970
77,600		Ross Stores, Inc.		6,576,600
207,600		Ruth's Hospitality Group, Inc.		5,823,180
362,000	*	ServiceMaster Holdings, Inc.		21,528,140
219,200		Tapestry, Inc.		10,238,832
312,200	*	Taylor Morrison Home Corp. - Class "A"		6,487,516
521,400	*	TRI Pointe Group, Inc.		8,530,104
312,000	*	William Lyon Homes - Class "A"		7,238,400
107,900		Wyndham Destinations, Inc.		4,776,733
107,900		Wyndham Hotels & Resorts, Inc.		6,347,757
				200,155,427
		Consumer Staples—6.3%
121,800		B&G Foods, Inc.		3,641,820
205,900		Conagra Brands, Inc.		7,356,807
42,100		Keurig Dr Pepper, Inc.		5,136,200
546,300		Koninklijke Ahold Delhaize NV (ADR)		13,040,181
55,600		McCormick & Co., Inc.		6,454,604
307,200	*	Performance Food Group Co.		11,274,240
186,000		Pinnacle Foods, Inc.		12,101,160
352,500	*	U.S. Foods Holding Corp.		13,331,550
				72,336,562
		Energy—4.7%
189,300		Devon Energy Corp.		8,321,628
84,200		EOG Resources, Inc.		10,477,006
94,600		EQT Corp.		5,220,028
89,700		Hess Corp.		6,000,033
154,400		National Oilwell Varco, Inc.		6,700,960
300,500		PBF Energy, Inc. - Class "A"		12,599,965
315,500	*	ProPetro Holding Corp.		4,947,040
				54,266,660
		Financials—14.3%
78,000		Ameriprise Financial, Inc.		10,910,640
229,100		Berkshire Hills Bancorp, Inc.		9,301,460
533,000		Citizens Financial Group, Inc.		20,733,700
84,700		Comerica, Inc.		7,700,924
244,100		Discover Financial Services		17,187,081
382,925		Financial Select Sector SPDR Fund (ETF)		10,181,976
159,400		First Republic Bank		15,428,326
297,000		FNF Group, Inc.		11,173,140
132,800		Great Western Bancorp, Inc.		5,576,272
139,200		IBERIABANK Corp.		10,551,360
127,900		Nasdaq, Inc.		11,673,433
123,700		Selective Insurance Group, Inc.		6,803,500
167,850		SPDR S&P Regional Banking (ETF)		10,238,850
525,700		Sterling Bancorp		12,353,950
260,700		Waddell & Reed Financial, Inc. - Class "A"		4,684,779
				164,499,391
		Health Care—11.4%
187,100	*	Centene Corp.		23,052,591
106,300	*	Charles River Laboratories International, Inc.		11,933,238
127,900		Gilead Sciences, Inc.		9,060,436
161,100		Hill-Rom Holdings, Inc.		14,070,474
359,600		Phibro Animal Health Corp. - Class "A"		16,559,580
353,700	*	Prestige Brands, Inc.		13,575,006
58,100		Quest Diagnostics, Inc.		6,387,514
204,200		Smith & Nephew, PLC (ADR)		7,663,626
104,600		Thermo Fisher Scientific, Inc.		21,666,844
39,100	*	Waters Corp.		7,569,369
				131,538,678
		Industrials—15.7%
275,600		A.O. Smith Corp.		16,301,740
182,700		AAR Corp.		8,493,723
146,500		Apogee Enterprises, Inc.		7,056,905
200,900		ESCO Technologies, Inc.		11,591,930
365,300	*	Evoqua Water Technologies Corp.		7,488,650
396,900	*	Gardner Denver Holdings, Inc.		11,664,891
104,600		Ingersoll-Rand, PLC		9,385,758
86,300		J. B. Hunt Transport Services, Inc.		10,489,765
270,700		Korn/Ferry International		16,764,451
42,100		ManpowerGroup, Inc.		3,623,126
400,200		Masco Corp.		14,975,484
262,800	*	MasTec, Inc.		13,337,100
84,700		Owens Corning		5,367,439
30,300		Roper Technologies, Inc.		8,360,073
478,200		Schneider National, Inc. - Class "B"		13,155,282
40,000		Snap-On, Inc.		6,428,800
52,200		Stanley Black & Decker, Inc.		6,932,682
314,600		Triton International, Ltd.		9,645,636
				181,063,435
		Information Technology—14.1%
114,600		Belden, Inc.		7,004,352
52,200		Broadcom, Inc.		12,665,808
375,300		Cypress Semiconductor Corp.		5,847,174
167,700	*	Fiserv, Inc.		12,424,893
65,100	*	FleetCor Technologies, Inc.		13,713,315
48,200	*	IAC/InterActive Corp.		7,350,018
72,400		Lam Research Corp.		12,514,340
89,700		LogMeIn, Inc.		9,261,525
118,800		NetApp, Inc.		9,329,364
134,500	*	NETGEAR, Inc.		8,406,250
187,600		SS&C Technologies Holdings, Inc.		9,736,440
68,100		TE Connectivity, Ltd.		6,133,086
73,100	*	Tech Data Corp.		6,002,972
159,725		Technology Select Sector SPDR Fund (ETF)		11,096,096
714,800		Travelport Worldwide, Ltd.		13,252,392
111,300		Western Digital Corp.		8,615,733
63,100	*	Zebra Technologies Corp. - Class "A"		9,039,075
				162,392,833
		Materials—7.6%
156,100	*	Berry Global Group, Inc.		7,171,234
37,100		Eastman Chemical Co.		3,708,516
244,100	*	Ferro Corp.		5,089,485
153,400		FMC Corp.		13,684,814
115,000		Greif, Inc.		6,082,350
93,000		KMG Chemicals, Inc.		6,861,540
42,100		Praxair, Inc.		6,658,115
138,700		Sealed Air Corp.		5,887,815
498,100	*	Summit Materials, Inc. - Class "A"		13,075,125
184,300		Trinseo SA		13,076,085
363,600	*	Venator Materials, PLC		5,948,496
				87,243,575
		Real Estate—4.4%
561,000		Brixmor Property Group, Inc. (REIT)		9,778,230
179,300		Douglas Emmett, Inc. (REIT)		7,204,274
71,400		Federal Realty Investment Trust (REIT)		9,035,670
265,700		GGP, Inc. (REIT)		5,428,251
420,400		RLJ Lodging Trust (REIT)		9,269,820
432,200		Tanger Factory Outlet Centers, Inc. (REIT)		10,152,378
				50,868,623
		Utilities—2.3%
250,700		NiSource, Inc.		6,588,396
152,800		Portland General Electric Co.		6,533,728
210,900		WEC Energy Group, Inc.		13,634,685
				26,756,809
Total Value of Common Stocks (cost $787,598,062)				1,131,121,993
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—1.2%
		Federal Home Loan Bank:
$4,000	M	1.79%, 7/16/2018		3,997,108
10,000	M	1.785, 7/9/2018		9,996,380
Total Value of Short-Term U.S. Government Agency Obligations (cost $13,992,188)				13,993,488
Total Value of Investments (cost $801,590,250)			99.4%	1,145,115,481
Other Assets, Less Liabilities			.6	7,472,938
Net Assets			100.0%	$1,152,588,419

*	Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

SPDR Standard & Poor’s Depository Receipts

At June 30, 2018, the cost of investments for federal income tax purposes was $801,590,250. Accumulated net unrealized appreciation on investments was $343,525,231, consisting of $370,627,395 gross unrealized appreciation and $27,102,164 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,131,121,993	$-	$-	$1,131,121,993
Short-Term U.S Government Agency Obligations	-	13,993,488	-	13,993,488
Total Investments in Securities*	$1,131,121,993	$13,993,488	$-	$1,145,115,481

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

PREMIUM INCOME FUND

June 30, 2018

Shares		Security		Value
		COMMON STOCKS—114.9%
		Consumer Discretionary—12.2%
21,300		Carnival Corp.		$1,220,703
29,400		CBS Corp. - Class "B"		1,652,868
47,800		Ford Motor Co.		529,146
3,100		Home Depot, Inc.		604,810
2,100		TJX Cos., Inc.		199,878
11,400		Whirlpool Corp.		1,667,022
				5,874,427
		Consumer Staples—12.3%
14,400		Kimberly-Clark Corp.		1,516,896
38,500		Mondelez International, Inc. - Class "A"		1,578,500
14,500		PepsiCo, Inc.		1,578,615
9,600		Walgreens Boots Alliance, Inc.		576,144
8,200		Wal-Mart, Inc.		702,330
				5,952,485
		Energy—9.9%
4,600		Chevron Corp.		581,578
10,900		ExxonMobil Corp.		901,757
30,300		Halliburton Co.		1,365,318
108,900		Kinder Morgan, Inc.		1,924,263
				4,772,916
		Financials—19.1%
18,300		American Express Co.		1,793,400
3,100		BlackRock, Inc.		1,547,024
7,500		Chubb, Ltd.		952,650
15,900		Discover Financial Services		1,119,519
15,600		JPMorgan Chase & Co.		1,625,520
20,100		Morgan Stanley		952,740
24,400		U.S. Bancorp		1,220,488
				9,211,341
		Health Care—18.0%
6,600		Allergan, PLC		1,100,352
10,000		Amgen, Inc.		1,845,900
10,900	*	Celgene Corp.		865,678
14,500		CVS Health Corp.		933,075
20,100		Medtronic, PLC		1,720,761
29,400		Merck & Co., Inc.		1,784,580
12,000		Pfizer, Inc.		435,360
				8,685,706
		Industrials—16.5%
27,700		Delta Air Lines, Inc.		1,372,258
4,500		General Dynamics Corp.		838,845
40,400		General Electric Co.		549,844
9,600		Honeywell International, Inc.		1,382,880
4,500		Raytheon Co.		869,310
3,100		Union Pacific Corp.		439,208
12,700		United Parcel Service, Inc.		1,349,121
9,300		United Technologies Corp.		1,162,779
				7,964,245
		Information Technology—15.5%
9,300		Apple, Inc.		1,721,523
6,600		Broadcom, Ltd.		1,601,424
15,000		Cisco Systems, Inc.		645,450
31,000		Intel Corp.		1,541,010
7,200		International Business Machines Corp.		1,005,840
600		Oracle Corp.		26,436
8,800		Texas Instruments, Inc.		970,200
				7,511,883
		Materials—7.6%
28,900		DowDuPont, Inc.		1,905,088
28,000		Nucor Corp.		1,750,000
				3,655,088
		Telecommunication Services—3.2%
35,232		AT&T, Inc.		1,131,306
8,800		Verizon Communications, Inc.		442,728
				1,574,034
		Utilities—.6%
6,300		Southern Co.		291,753

Total Value of Common Stocks (cost $55,853,501)			114.9%	55,493,878
Excess of Liabilities Over Other Assets			(14.9)	(7,199,519)
Net Assets			100.0%	$48,294,359

*	Non-income producing

At June 30, 2018, the cost of investments for federal income tax purposes was $46,585,167. Accumulated net unrealized depreciation on investments was $36,216, consisting of $1,841,938 gross unrealized appreciation and $1,878,154 gross unrealized depreciation.

Portfolio of Investments (unaudited)

PREMIUM INCOME FUND

June 30, 2018

CALL OPTIONS WRITTEN—(18.5)%	Expiration Date	Exercise Price	Contracts	Value
Allergan, PLC	8/17/18	140.00	(8)	$(23,140)
Allergan, PLC	8/17/18	135.00	(24)	(79,980)
Allergan, PLC	8/17/18	135.00	(6)	(19,995)
Allergan, PLC	1/18/19	145.00	(6)	(17,040)
Allergan, PLC	1/18/19	140.00	(22)	(70,950)
American Express Co.	1/18/19	90.00	(35)	(41,370)
American Express Co.	1/18/19	87.50	(110)	(150,975)
American Express Co.	1/18/19	85.00	(22)	(34,980)
American Express Co.	1/18/19	80.00	(16)	(32,120)
Amgen, Inc.	10/19/18	160.00	(51)	(135,787)
Amgen, Inc.	10/19/18	150.00	(9)	(32,265)
Amgen, Inc.	10/19/18	150.00	(20)	(71,700)
Amgen, Inc.	6/21/19	150.00	(11)	(42,625)
Amgen, Inc.	6/21/19	140.00	(9)	(42,390)
Apple, Inc.	9/21/18	155.00	(2)	(6,510)
Apple, Inc.	9/21/18	145.00	(8)	(33,160)
Apple, Inc.	9/21/18	140.00	(8)	(37,200)
Apple, Inc.	11/16/18	165.00	(16)	(37,520)
Apple, Inc.	11/16/18	160.00	(59)	(162,250)
AT&T, Inc.	9/21/18	29.00	(76)	(24,700)
AT&T, Inc.	10/19/18	30.00	(21)	(5,670)
AT&T, Inc.	1/18/19	85.00	(16)	(23,960)
AT&T, Inc.	1/18/19	82.50	(90)	(157,275)
AT&T, Inc.	1/18/19	29.00	(38)	(14,440)
AT&T, Inc.	6/21/19	28.00	(65)	(30,062)
BlackRock, Inc.	1/18/19	470.00	(10)	(51,150)
BlackRock, Inc.	1/18/19	450.00	(15)	(98,850)
BlackRock, Inc.	1/18/19	420.00	(6)	(54,060)
Broadcom, Ltd.	10/19/18	220.00	(6)	(18,180)
Broadcom, Ltd.	1/18/19	220.00	(31)	(111,600)
Broadcom, Ltd.	1/18/19	200.00	(22)	(108,240)
Broadcom, Ltd.	6/21/19	195.00	(7)	(40,180)
Carnival Corp.	10/19/18	55.00	(85)	(38,250)
Carnival Corp.	1/18/19	55.00	(57)	(34,200)
Carnival Corp.	1/18/19	50.00	(71)	(63,545)
CBS Corp.	1/18/19	47.50	(98)	(104,125)
CBS Corp.	1/18/19	45.00	(25)	(31,250)
CBS Corp.	1/18/19	42.50	(171)	(259,492)
Celgene Corp.	7/20/18	70.00	(10)	(10,850)
Celgene Corp.	7/20/18	65.00	(10)	(14,450)
Celgene Corp.	9/21/18	70.00	(89)	(103,151)
Chevron Corp.	9/21/18	110.00	(12)	(21,000)
Chevron Corp.	9/21/18	105.00	(15)	(33,412)
Chevron Corp.	1/18/19	110.00	(19)	(35,929)
Chubb, Ltd.	2/15/19	110.00	(75)	(150,000)
Cisco Systems, Inc.	9/21/18	38.00	(13)	(6,955)
Cisco Systems, Inc.	10/19/18	39.00	(13)	(6,435)
Cisco Systems, Inc.	10/19/18	38.00	(74)	(42,180)
Cisco Systems, Inc.	10/19/18	37.00	(50)	(33,100)
CVS Health Corp.	11/16/18	52.50	(29)	(37,047)
CVS Health Corp.	1/18/19	60.00	(60)	(45,900)
CVS Health Corp.	1/18/19	52.50	(56)	(76,300)
Delta Air Lines, Inc.	9/21/18	45.00	(149)	(81,950)
Delta Air Lines, Inc.	9/21/18	40.00	(12)	(11,910)
Delta Air Lines, Inc.	12/21/18	45.00	(116)	(75,110)
Discover Financial Services	1/18/19	65.00	(43)	(38,700)
Discover Financial Services	1/18/19	60.00	(86)	(107,930)
Discover Financial Services	1/18/19	55.00	(30)	(49,650)
DowDuPont, Inc.	9/21/18	57.50	(6)	(5,655)
DowDuPont, Inc.	1/18/19	57.50	(222)	(232,545)
DowDuPont, Inc.	1/18/19	52.50	(61)	(89,517)
ExxonMobil Corp.	9/21/18	72.50	(10)	(10,850)
ExxonMobil Corp.	1/18/19	72.50	(19)	(22,629)
ExxonMobil Corp.	1/18/19	70.00	(36)	(50,400)
ExxonMobil Corp.	1/18/19	67.50	(10)	(16,050)
ExxonMobil Corp.	6/21/19	70.00	(34)	(48,705)
Ford Motor Co.	9/21/18	9.87	(28)	(3,696)
Ford Motor Co.	1/18/19	9.87	(450)	(63,000)
General Dynamics Corp.	11/16/18	180.00	(11)	(15,840)
General Dynamics Corp.	11/16/18	170.00	(19)	(39,140)
General Dynamics Corp.	11/16/18	160.00	(15)	(43,500)
General Electric Co.	1/18/19	12.00	(109)	(23,762)
General Electric Co.	1/18/19	11.00	(169)	(50,700)
General Electric Co.	1/18/19	10.00	(88)	(33,880)
General Electric Co.	6/29/19	12.00	(38)	(9,500)
Halliburton Co.	10/18/18	42.50	(135)	(59,400)
Halliburton Co.	10/19/18	37.50	(41)	(34,132)
Halliburton Co.	1/18/19	40.00	(26)	(18,330)
Halliburton Co.	1/18/19	38.00	(101)	(85,345)
Home Depot, Inc.	11/16/18	165.00	(5)	(16,450)
Home Depot, Inc.	11/16/18	160.00	(9)	(33,728)
Home Depot, Inc.	11/16/18	150.00	(1)	(4,710)
Home Depot, Inc.	11/16/18	145.00	(11)	(57,063)
Home Depot, Inc.	6/21/19	160.00	(5)	(20,175)
Honeywell International, Inc.	1/18/19	130.00	(8)	(14,200)
Honeywell International, Inc.	1/18/19	125.00	(51)	(112,455)
Honeywell International, Inc.	1/18/19	120.00	(11)	(29,260)
Honeywell International, Inc.	6/21/19	130.00	(26)	(53,690)
Intel Corp.	1/18/19	45.00	(42)	(28,770)
Intel Corp.	1/18/19	42.00	(229)	(207,474)
Intel Corp.	6/21/19	45.00	(39)	(31,005)
International Business Machines Corp.	10/19/18	125.00	(25)	(41,500)
International Business Machines Corp.	10/19/18	120.00	(24)	(50,640)
International Business Machines Corp.	1/18/19	135.00	(2)	(2,065)
International Business Machines Corp.	1/18/19	130.00	(7)	(9,982)
International Business Machines Corp.	1/18/19	125.00	(14)	(24,710)
JPMorgan Chase & Co.	1/18/19	100.00	(15)	(13,875)
JPMorgan Chase & Co.	1/18/19	97.50	(37)	(39,498)
JPMorgan Chase & Co.	1/18/19	95.00	(11)	(14,300)
JPMorgan Chase & Co.	1/18/19	90.00	(52)	(88,348)
JPMorgan Chase & Co.	6/21/19	100.00	(12)	(13,728)
JPMorgan Chase & Co.	6/21/19	95.00	(29)	(41,760)
Kimberly-Clark Corp.	10/19/18	95.00	(30)	(36,150)
Kimberly-Clark Corp.	1/18/19	90.00	(114)	(194,370)
Kinder Morgan, Inc.	9/21/18	15.00	(214)	(59,278)
Kinder Morgan, Inc.	9/21/18	14.00	(323)	(121,125)
Kinder Morgan, Inc.	1/18/19	15.00	(552)	(164,496)
Medtronic, PLC	9/21/18	75.00	(24)	(27,240)
Medtronic, PLC	11/16/18	70.00	(17)	(27,838)
Medtronic, PLC	6/21/19	75.00	(160)	(222,800)
Merck & Co., Inc.	9/21/18	50.00	(25)	(28,000)
Merck & Co., Inc.	1/18/19	52.50	(88)	(82,060)
Merck & Co., Inc.	6/21/19	52.50	(181)	(183,263)
Mondelez International, Inc.	9/21/18	37.00	(40)	(18,400)
Mondelez International, Inc.	1/18/19	35.00	(128)	(88,320)
Mondelez International, Inc.	1/18/19	34.00	(88)	(68,200)
Mondelez International, Inc.	1/18/19	34.00	(34)	(26,350)
Mondelez International, Inc.	6/21/19	35.00	(95)	(70,775)
Morgan Stanley	10/19/18	45.00	(61)	(25,010)
Morgan Stanley	10/19/18	45.00	(12)	(4,920)
Morgan Stanley	1/18/19	45.00	(24)	(12,480)
Morgan Stanley	1/18/19	40.00	(67)	(60,970)
Morgan Stanley	6/21/19	45.00	(37)	(26,085)
Nucor Corp.	10/19/18	57.50	(24)	(17,040)
Nucor Corp.	10/19/18	55.00	(144)	(134,928)
Nucor Corp.	10/19/18	52.50	(57)	(63,555)
Nucor Corp.	1/18/19	55.00	(55)	(54,450)
Oracle Corp.	9/21/18	40.00	(6)	(2,910)
PepsiCo, Inc.	10/19/18	90.00	(9)	(17,595)
PepsiCo, Inc.	1/18/19	95.00	(48)	(75,024)
PepsiCo, Inc.	1/18/19	87.50	(13)	(28,893)
PepsiCo, Inc.	6/21/19	90.00	(12)	(24,570)
PepsiCo, Inc.	6/21/19	87.50	(63)	(143,010)
Pfizer, Inc.	1/18/19	32.00	(21)	(9,975)
Pfizer, Inc.	1/18/19	31.00	(99)	(56,430)
Raytheon Co.	11/16/18	185.00	(10)	(16,040)
Raytheon Co.	11/16/18	175.00	(20)	(46,750)
Raytheon Co.	11/16/18	165.00	(15)	(46,950)
Southern Co.	11/16/18	40.00	(29)	(18,995)
Southern Co.	1/18/19	40.00	(22)	(14,685)
Southern Co.	1/18/19	38.00	(12)	(10,050)
Texas Instruments, Inc.	10/19/18	92.50	(29)	(56,260)
Texas Instruments, Inc.	10/19/18	90.00	(19)	(40,014)
Texas Instruments, Inc.	1/18/19	95.00	(40)	(72,700)
TJX Companies, Inc.	7/20/18	72.50	(10)	(22,500)
TJX Companies, Inc.	7/20/18	70.00	(7)	(17,815)
TJX Companies, Inc.	10/19/18	72.50	(4)	(9,280)
U.S. Bancorp	12/21/18	45.00	(116)	(77,256)
U.S. Bancorp	1/18/19	45.00	(47)	(29,375)
U.S. Bancorp	1/18/19	43.00	(81)	(64,395)
Union Pacific Corp.	11/16/18	115.00	(10)	(28,150)
Union Pacific Corp.	1/18/19	110.00	(11)	(36,465)
Union Pacific Corp.	1/18/19	105.00	(10)	(38,150)
United Parcel Service, Inc.	1/18/19	100.00	(53)	(58,565)
United Parcel Service, Inc.	1/18/19	95.00	(46)	(66,700)
United Parcel Service, Inc.	1/18/19	90.00	(12)	(22,740)
United Parcel Service, Inc.	1/18/19	85.00	(16)	(36,200)
United Technologies Corp.	11/16/18	105.00	(48)	(103,800)
United Technologies Corp.	1/18/19	110.00	(27)	(48,330)
United Technologies Corp.	1/18/19	105.00	(18)	(40,005)
Verizon Communications, Inc.	10/19/18	43.00	(6)	(4,590)
Verizon Communications, Inc.	10/19/18	42.00	(44)	(38,060)
Verizon Communications, Inc.	1/18/19	43.00	(17)	(13,515)
Verizon Communications, Inc.	1/18/19	41.00	(21)	(18,638)
Walgreens Boots Alliance, Inc.	10/19/18	55.00	(50)	(33,000)
Walgreens Boots Alliance, Inc.	1/18/19	57.50	(46)	(27,508)
Wal-Mart, Inc.	1/18/19	75.00	(34)	(42,704)
Wal-Mart, Inc.	1/18/19	72.50	(48)	(70,560)
Whirlpool Corp.	9/21/18	125.00	(38)	(87,305)
Whirlpool Corp.	1/18/19	135.00	(30)	(53,175)
Whirlpool Corp.	1/18/19	130.00	(8)	(17,220)
Whirlpool Corp.	1/18/19	120.00	(38)	(110,865)
Total Value of Call Options Written (premium received $9,268,333)				(8,944,927)

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$55,493,878	$-	$-	$55,493,878

Liabilities
Call Options Written	$(8,944,927)	$-	$-	$(8,944,927)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

SELECT GROWTH FUND

June 30, 2018

Shares or Principal Amount			Security		Value
			COMMON STOCKS—98.9%
			Consumer Discretionary—14.7%
127,460			Home Depot, Inc.		$24,867,446
171,178			Las Vegas Sands Corp.		13,071,152
89,150			Lear Corp.		16,564,961
103,310			McDonald's Corp.		16,187,644
118,460			PVH Corp.		17,735,831
308,600		*	TripAdvisor, Inc.		17,192,106
					105,619,140
			Consumer Staples—5.0%
302,220			Sysco Corp.		20,638,604
175,020			Wal-Mart Stores, Inc.		14,990,463
					35,629,067
			Energy—.9%
48,900			Chevron Corp.		6,182,427
			Financials—9.2%
269,820			Bank of New York Mellon Corp.		14,551,393
142,490			Discover Financial Services		10,032,721
152,000			JPMorgan Chase & Co.		15,838,400
207,760			SunTrust Banks, Inc.		13,716,315
244,830			U.S. Bancorp		12,246,397
					66,385,226
			Health Care—15.6%
266,410			Baxter International, Inc.		19,671,714
48,910		*	Biogen, Inc.		14,195,638
214,470		*	Centene Corp.		26,424,849
206,700			Eli Lilly & Co.		17,637,711
132,880		*	Varian Medical Systems, Inc.		15,111,114
95,840		*	Waters Corp.		18,553,666
					111,594,692
			Industrials—12.4%
59,820			Boeing Co.		20,070,208
168,690			Eaton Corp., PLC		12,607,891
211,960			Emerson Electric Co.		14,654,914
60,850			Huntington Ingalls Industries, Inc.		13,191,671
138,700		*	Landstar Systems, Inc.		15,146,040
84,410			Parker Hannifin Corp.		13,155,298
					88,826,022
			Information Technology—38.8%
148,000		*	Adobe Systems, Inc.		36,083,880
17,780		*	Alphabet, Inc. - Class "A"		20,076,998
87,710			Apple, Inc.		16,235,998
103,910		*	Arista Networks, Inc.		26,755,786
628,050		*	Cadence Design Systems, Inc.		27,200,845
112,200		*	F5 Networks, Inc.		19,348,890
131,330		*	Facebook, Inc.		25,520,046
74,280		*	FleetCor Technologies, Inc.		15,647,082
220,050			Microsoft Corp.		21,699,130
340,020			NetApp, Inc.		26,701,771
230,740		*	PayPal Holdings, Inc.		19,213,720
201,300		*	Take-Two Interactive Software, Inc.		23,825,868
					278,310,014
			Materials—2.3%
149,460			Celanese Corp. - Class "A"		16,599,028
Total Value of Common Stocks (cost $516,671,422)					709,145,616
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—1.4%
$10,000	M		Federal Home Loan Bank, 1.85%, 7/9/2018 (cost $9,995,374)		9,996,380
Total Value of Investments (cost $526,666,796)				100.3%	719,141,996
Excess of Liabilities Over Other Assets				(.3)	(2,303,210)
Net Assets				100.0%	$716,838,786

*	Non-income producing

At June 30, 2018, the cost of investments for federal income tax purposes was $526,666,796. Accumulated net unrealized appreciation on investments was $192,475,200, consisting of $193,886,131 gross unrealized appreciation and $1,410,931 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$709,145,616	$-	$-	$709,145,616
Short-Term U.S Government Agency Obligations	-	9,996,380	-	9,996,380
Total Investments in Securities*	$709,145,616	$9,996,380	$-	$719,141,996

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018.  Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

SPECIAL SITUATIONS FUND

June 30, 2018

Shares or Principal Amount			Security	Value
			COMMON STOCKS—97.2%
			Consumer Discretionary—13.9%
300,300		*	Century Communities, Inc.	$9,474,465
78,800			Cheesecake Factory, Inc.	4,338,728
37,600			Children's Place, Inc.	4,542,080
203,000			Dana Holding Corp.	4,098,570
275,600			DSW, Inc. - Class "A"	7,115,992
165,400			Entercom Communications Corp. - Class "A"	1,248,770
110,500		*	Genesco, Inc.	4,386,850
195,700			Haverty Furniture Cos., Inc.	4,227,120
50,400		*	Helen of Troy, Ltd.	4,961,880
90,800			Meredith Corp.	4,630,800
195,400		*	Michaels Cos., Inc.	3,745,818
150,700		*	Motorcar Parts of America, Inc.	2,819,597
69,800			Oxford Industries, Inc.	5,792,004
100,300			Penske Automotive Group, Inc.	4,699,055
130,900			Ruth's Hospitality Group, Inc.	3,671,745
148,300		*	ServiceMaster Holdings, Inc.	8,819,401
405,800		*	TRI Pointe Group, Inc.	6,638,888
55,300		*	Visteon Corp.	7,146,972
228,600		*	William Lyon Homes - Class "A"	5,303,520
170,100			Wolverine World Wide, Inc.	5,914,377
				103,576,632
			Consumer Staples—4.3%
99,800			Energizer Holdings, Inc.	6,283,408
34,300			Lancaster Colony Corp.	4,747,806
124,500		*	Performance Food Group Co.	4,569,150
114,000			Pinnacle Foods, Inc.	7,416,840
150,700			Tootsie Roll Industries, Inc.	4,649,095
117,800		*	U.S. Foods Holding Corp.	4,455,196
				32,121,495
			Energy—5.5%
110,000		*	Cactus, Inc. - Class "A"	3,716,900
214,900		*	Carrizo Oil & Gas, Inc.	5,984,965
145,200			Delek U.S. Holdings, Inc.	7,284,684
128,300		*	Dril-Quip, Inc.	6,594,620
322,300		*	Jagged Peak Energy, Inc.	4,196,346
282,700		*	Liberty Oilfield Services, Inc. - Class "A"	5,292,144
192,600			PBF Energy, Inc. - Class "A"	8,075,718
				41,145,377
			Financials—23.7%
293,000		*	AllianceBernstein Holding, LP (MLP)	8,365,150
134,200			American Financial Group, Inc.	14,403,686
150,700			Aspen Insurance Holdings, Ltd.	6,133,490
87,000		*	Atlas Financial Holdings, Inc.	761,250
251,400			Berkshire Hills Bancorp, Inc.	10,206,840
322,900			Brown & Brown, Inc.	8,954,017
197,400			Capstar Financial Holdings, Inc.	3,657,822
170,700			Citizens Financial Group, Inc.	6,640,230
116,900		*	FCB Financial Holdings, Inc. - Class "A"	6,873,720
163,400			Great Western Bancorp, Inc.	6,861,166
250,300			Green Bancorp, Inc.	5,406,480
144,900			Guaranty Bancorp	4,318,020
84,400			IBERIABANK Corp.	6,397,520
101,700			James River Group Holdings, Ltd.	3,995,793
83,500			Kemper Corp.	6,316,775
237,900			OceanFirst Financial Corp.	7,127,484
378,300			Old National Bancorp of Indiana	7,036,380
100,000			Popular, Inc.	4,521,000
106,500			Prosperity Bancshares, Inc.	7,280,340
98,900			QCR Holdings, Inc.	4,692,805
167,000		*	Seacoast Banking Corp.	5,273,860
198,300			Simmons First National Corp. - Class "A"	5,929,170
88,000			SPDR S&P Regional Banking (ETF)	5,368,000
523,600			Sterling Bancorp	12,304,600
407,200			TCF Financial Corp.	10,025,264
402,300			Waddell & Reed Financial, Inc. - Class "A"	7,229,331
				176,080,193
			Health Care—5.9%
59,800		*	Centene Corp.	7,367,958
35,500		*	Charles River Laboratories International, Inc.	3,985,230
72,400			Hill-Rom Holdings, Inc.	6,323,416
38,400		*	ICON, PLC	5,089,152
87,300			PerkinElmer, Inc.	6,392,979
206,200			Phibro Animal Health Corp. - Class "A"	9,495,510
140,800		*	Varex Imaging Corp.	5,222,272
				43,876,517
			Industrials—14.9%
97,500			Apogee Enterprises, Inc.	4,696,575
246,800		*	Atkore International Group Co.	5,126,036
86,100		*	BrightView Holdings, Inc.	1,889,895
102,100			Columbus McKinnon Corp.	4,427,056
115,500			Comfort Systems USA, Inc.	5,289,900
78,000			ESCO Technologies, Inc.	4,500,600
226,200		*	Gardner Denver Holdings, Inc.	6,648,018
90,200			ITT, Inc.	4,714,754
116,900			Korn/Ferry International	7,239,617
118,600			Masco Corp.	4,438,012
406,400		*	NCI Building Systems, Inc.	8,534,400
47,400			Owens Corning	3,003,738
93,300			Park-Ohio Holdings Corp.	3,480,090
91,350		*	Patrick Industries, Inc.	5,193,248
68,900			Regal Beloit Corp.	5,636,020
184,100			Schneider National, Inc. - Class "B"	5,064,591
33,500			Snap-On, Inc.	5,384,120
14,500			Spirit AeroSystems Holdings, Inc. - Class "A"	1,245,695
191,000		*	SPX Corp.	6,694,550
67,500			Standex International Corp.	6,898,500
119,300			Timken Co.	5,195,515
170,300			Triton International, Ltd.	5,221,398
				110,522,328
			Information Technology—10.7%
194,900		*	ARRIS International, PLC	4,764,331
126,000		*	Axcelis Technologies, Inc.	2,494,800
69,500			Belden, Inc.	4,247,840
190,500		*	CommScope Holding Co., Inc.	5,563,552
148,400		*	Diodes, Inc.	5,115,348
60,200		*	MagnaChip Semiconductor Corp.	617,050
599,200		*	Mitel Networks Corp.	6,573,224
87,300			MKS Instruments, Inc.	8,354,610
200,800		*	Perficient, Inc.	5,295,096
43,700			Perspecta, Inc.	898,035
94,000			Silicon Motion Technology Corp. (ADR)	4,971,660
34,900		*	Tech Data Corp.	2,865,988
460,800			Travelport Worldwide, Ltd.	8,543,232
362,600		*	TTM Technologies, Inc.	6,392,638
103,800		*	Verint Systems, Inc.	4,603,530
122,200		*	Web.com Group, Inc.	3,158,870
38,400		*	Zebra Technologies Corp. - Class "A"	5,500,800
				79,960,604
			Materials—9.3%
116,400			AptarGroup, Inc.	10,869,432
106,500		*	Berry Global Group, Inc.	4,892,610
382,600		*	Constellium NV - Class "A"	3,940,780
306,400		*	Ferro Corp.	6,388,440
61,700			Greif, Inc.	3,263,313
193,400			Louisiana-Pacific Corp.	5,264,348
321,300		*	PQ Group Holdings, Inc.	5,783,400
71,300			Sealed Air Corp.	3,026,685
73,900			Sensient Technologies Corp.	5,287,545
130,900			Trinseo SA	9,287,355
369,100		*	Venator Materials, PLC	6,038,476
89,700			WestRock Co.	5,114,694
				69,157,078
			Real Estate—5.9%
246,800			Americold Realty Trust (REIT)	5,434,536
364,500			Brixmor Property Group, Inc. (REIT)	6,353,235
178,800			Douglas Emmett, Inc. (REIT)	7,184,184
55,300			Federal Realty Investment Trust (REIT)	6,998,215
302,300			RLJ Lodging Trust (REIT)	6,665,715
231,000			Sunstone Hotel Investors, Inc. (REIT)	3,839,220
201,000			Tanger Factory Outlet Centers, Inc. (REIT)	4,721,490
131,200			Urstadt Biddle Properties, Inc. (REIT)	2,969,056
				44,165,651
			Utilities—3.1%
135,300			Black Hills Corp.	8,281,713
68,400			Pinnacle West Capital Corp.	5,510,304
135,600			Portland General Electric Co.	5,798,256
58,400			WEC Energy Group, Inc.	3,775,560
				23,365,833
Total Value of Common Stocks (cost $574,572,061)				723,971,708
			SHORT-TERMU.S. GOVERNMENT AGENCY OBLIGATIONS—.7%
$5,000	M		Federal Home Loan Bank, 1.79%, 7/16/2018 (cost $4,996,018)	4,996,385
Total Value of Investments (cost $579,568,079)	97.9%	728,968,093
Other Assets, Less Liabilities	2.1	15,631,035
Net Assets	100.0%	$744,599,128

Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

MLP Master Limited Partnership

REIT Real Estate Investment Trust

SPDR Standard & Poor’s Depository Receipts

At June 30, 2018, the cost of investments for federal income tax purposes was $579,998,934. Accumulated net unrealized appreciation on investments was $148,969,159, consisting of $170,903,117 gross unrealized appreciation and $21,933,958 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$723,971,708	$-	$-	$723,971,708
Short-Term U.S Government Agency Obligations	-	4,996,385	-	4,996,385
Total Investments in Securities*	$723,971,708	$4,996,385	$-	$728,968,093

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

TOTAL RETURN FUND

June 30, 2018

Shares or Principal Amount			Security			Value
			COMMON STOCKS—58.5%
			Consumer Discretionary—4.9%
28,800			Aptiv, PLC				2,638,944
57,800			Aramark Holdings Corp.				2,144,380
37,030			BorgWarner, Inc.				1,598,215
97,075			CBS Corp. - Class "B"				5,457,556
46,000			DSW, Inc. - Class "A"				1,187,720
72,250			Ford Motor Co.				799,807
52,230			Home Depot, Inc.				10,190,073
14,500			Lear Corp.				2,694,245
56,000			Magna International, Inc.				3,255,280
14,600			Penske Automotive Group, Inc.				684,010
17,800			Ross Stores, Inc.				1,508,550
74,800			Tapestry, Inc.				3,493,908
46,400			Walt Disney Co.				4,863,184
40,990			Wyndham Hotels & Resorts, Inc.				2,411,442
							42,927,314
			Consumer Staples—4.5%
103,150			Altria Group, Inc.				5,857,888
104,690			Coca-Cola Co.				4,591,703
78,500			Conagra Brands, Inc.				2,804,805
13,100			Keurig Dr Pepper, Inc.				1,598,200
189,930			Koninklijke Ahold Delhaize NV (ADR)				4,533,629
47,860			PepsiCo, Inc.				5,210,518
78,710			Philip Morris International, Inc.				6,355,045
59,900			Procter & Gamble Co.				4,675,794
46,870			Wal-Mart Stores, Inc.				4,014,416
							39,641,998
			Energy—6.3%
48,175			Anadarko Petroleum Corp.				3,528,819
20,400			Chevron Corp.				2,579,172
74,100			ConocoPhillips				5,158,842
109,475			Devon Energy Corp.				4,812,521
32,700			EOG Resources, Inc.				4,068,861
57,902			ExxonMobil Corp.				4,790,232
66,200			Halliburton Co.				2,982,972
26,500			Hess Corp.				1,772,585
135,401			Marathon Oil Corp.				2,824,465
100,650			Marathon Petroleum Corp.				7,061,604
32,150			Occidental Petroleum Corp.				2,690,312
33,350			Phillips 66				3,745,539
39,200			Schlumberger, Ltd.				2,627,576
145,160			Suncor Energy, Inc.				5,905,109
							54,548,609
			Financials—12.0%
83,970			American Express Co.				8,229,060
36,700			American International Group, Inc.				1,945,834
37,525			Ameriprise Financial, Inc.				5,248,997
215,000			Bank of America Corp.				6,060,850
37,600			Chubb, Ltd.				4,775,952
84,700			Citigroup, Inc.				5,668,124
157,300			Citizens Financial Group, Inc.				6,118,970
39,100			Comerica, Inc.				3,554,972
97,610			Discover Financial Services				6,872,720
41,000			FNF Group, Inc.				1,542,420
29,500			Hamilton Lane, Inc. - Class "A"				1,415,115
124,680			JPMorgan Chase & Co.				12,991,656
80,600			MetLife, Inc.				3,514,160
50,730			Morgan Stanley				2,404,602
43,225			PNC Financial Services Group, Inc.				5,839,697
33,200			Popular, Inc.				1,500,972
82,200			Regrions Financial Corp.				1,461,516
45,300			State Street Corp.				4,216,977
164,100			Sterling Bancorp				3,856,350
19,000			Travelers Cos., Inc.				2,324,460
107,345			U.S. Bancorp				5,369,397
180,720			Wells Fargo & Co.				10,019,117
							104,931,918
			Health Care—11.1%
113,160			Abbott Laboratories				6,901,628
59,800			AbbVie, Inc.				5,540,470
17,800			Aetna, Inc.				3,266,300
12,876			Allergan, PLC				2,146,687
49,569			Baxter International, Inc.				3,660,175
30,300		*	Centene Corp.				3,733,263
87,960			CVS Health Corp.				5,660,226
49,680			Gilead Sciences, Inc.				3,519,331
27,300			Hill-Rom Holdings, Inc.				2,384,382
78,300			Johnson & Johnson				9,500,922
73,700			Koninklijke Philips NV (ADR)				3,115,299
46,400			Medtronic, PLC				3,972,304
106,745			Merck & Co., Inc.				6,479,421
251,929			Pfizer, Inc.				9,139,984
64,975			Phibro Animal Health Corp. - Class "A"				2,992,099
27,015			Shire, PLC (ADR)				4,560,132
100,000			Smith & Nephew, PLC (ADR)				3,753,000
57,895			Thermo Fisher Scientific, Inc.				11,992,370
58,515			Zoetis, Inc.				4,984,893
							97,302,886
			Industrials—6.4%
25,285			3M Co.				4,974,065
158,300		*	Gardner Denver Holdings, Inc.				4,652,437
60,800			Honeywell International, Inc.				8,758,240
43,000			Ingersoll-Rand, PLC				3,858,390
46,673			Johnson Controls International, PLC				1,561,212
8,120			Lockheed Martin Corp.				2,398,892
20,700			ManpowerGroup, Inc.				1,781,442
98,500			Masco Corp.				3,685,870
71,800		*	MasTec, Inc.				3,643,850
35,500			Owens Corning				2,249,635
131,200			Schneider National, Inc. - Class "B"				3,609,312
13,730			Snap-On, Inc.				2,206,686
21,400			Stanley Black & Decker, Inc.				2,842,134
119,800			Triton International, Ltd.				3,673,068
50,030			United Technologies Corp.				6,255,251
							56,150,484
			Information Technology—9.5%
51,105			Apple, Inc.				9,460,047
86,700			Applied Materials, Inc.				4,004,673
21,925			Broadcom, Ltd.				5,319,882
203,400			Cisco Systems, Inc.				8,752,302
30,868		*	Dell Technologies, Inc. - Class "V"				2,610,815
19,475			DXC Technology Co.				1,569,880
72,100		*	eBay, Inc.				2,614,346
12,500		*	FleetCor Technologies, Inc.				2,633,125
127,675			Intel Corp.				6,346,724
14,000			Lam Research Corp.				2,419,900
12,600			LogMeIn, Inc.				1,300,950
145,585			Microsoft Corp.				14,356,137
28,540		*	NXP Semiconductors NV				3,118,566
101,090			Oracle Corp.				4,454,025
110,120			QUALCOMM, Inc.				6,179,934
23,610			TE Connectivity, Ltd.				2,126,317
28,772			Western Digital Corp.				2,227,241
46,300		*	Worldpay, Inc. - Class "A"				3,786,414
							83,281,278
			Materials—2.0%
61,000			DowDuPont, Inc.				4,021,120
82,700			International Paper Co.				4,307,016
17,930			Praxair, Inc.				2,835,630
39,010			RPM International, Inc.				2,275,063
34,700			Sealed Air Corp.				1,473,015
32,585			Trinseo SA				2,311,906
							17,223,750
			Telecommunication Services—1.2%
122,600			AT&T, Inc.				3,936,686
123,225			Verizon Communications, Inc.				6,199,450
							10,136,136
			Utilities—.6%
13,100			Dominion Energy, Inc.				893,158
93,700			Exelon Corp.				3,991,620
							4,884,778
Total Value of Common Stocks (cost $316,264,721)							511,029,151
			CORPORATE BONDS—26.3%
			Aerospace/Defense—.5%
$150	M		Bombardier, Inc., 8.75%, 12/1/2021		(a)		165,750
2,500	M		Rockwell Collins, Inc., 3.2%, 3/15/2024				2,411,542
1,500	M		Rolls-Royce, PLC, 3.625%, 10/14/2025		(a)		1,480,984
150	M		TransDigm, Inc., 6.5%, 5/15/2025				152,063
							4,210,339
			Automotive—.9%
150	M		American Axle & Manufacturing, Inc., 6.25%, 4/1/2025				149,437
50	M		Asbury Automotive Group, Inc., 6%, 12/15/2024				49,797
150	M		Cooper Standard Automotive, Inc., 5.625%, 11/15/2026		(a)		148,500
2,000	M		Daimler Finance NA, LLC, 3.35%, 2/22/2023		(a)		1,966,698
290	M		Dana Holding Corp., 5.5%, 12/15/2024				287,825
50	M		Hertz Corp., 5.875%, 10/15/2020				49,125
25	M		J.B. Poindexter & Co., 7.125%, 4/15/2026		(a)		25,750
3,380	M		Lear Corp., 5.25%, 1/15/2025				3,479,656
2,000	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026				1,905,734
							8,062,522
			Building Materials—.0%
150	M		Building Materials Corp., 5.375%, 11/15/2024		(a)		148,875
75	M		Griffon Corp., 5.25%, 3/1/2022				73,249
							222,124
			Chemicals—1.1%
150	M		Blue Cube Spinco, Inc., 10%, 10/15/2025				175,125
150	M		Chemours Co., 6.625%, 5/15/2023				157,500
150	M		CVR Partners, LP, 9.25%, 6/15/2023		(a)		155,062
2,000	M		Dow Chemical Co., 3.5%, 10/1/2024				1,950,548
3,000	M		LYB International Finance Co. BV, 3.5%, 3/2/2027				2,818,443
2,100	M		LyondellBasell Industries NV, 6%, 11/15/2021				2,249,045
2,000	M		Nutrien, Inc., 3.375%, 3/15/2025				1,885,052
150	M		Rain CII Carbon, LLC, 7.25%, 4/1/2025		(a)		153,000
140	M		Rayonier AM Products, Inc., 5.5%, 6/1/2024		(a)		132,300
75	M		Tronox, Inc., 6.5%, 4/15/2026		(a)		74,719
50	M		Univar USA, Inc., 6.75%, 7/15/2023		(a)		51,625
							9,802,419
			Consumer Non-Durables—.0%
25	M		Energizer Gamma Acquisition 6.375%, 7/15/2026		(a)	(b)	25,469
50	M		Energizer Holdings, Inc., 5.5%, 6/15/2025		(a)		49,250
50	M		First Quality Finance Co., 4.625%, 5/15/2021		(a)		49,000
150	M		Reynolds Group Holdings, Inc., 5.125%, 7/15/2023		(a)		148,313
							272,032
			Energy—3.6%
5,000	M		Andeavor Logistics, LP, 5.25%, 1/15/2025				5,130,650
50	M		Apergy Corp., 6.375%, 5/1/2026		(a)		50,875
150	M		Blue Racer Midstream, LLC, 6.125%, 11/15/2022		(a)		152,250
3,600	M		BP Capital Markets, PLC, 3.216%, 11/28/2023				3,533,580
3,400	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019		(a)		3,510,163
50	M		Crestwood Midstream Partners, LP, 5.75%, 4/1/2025				50,125
50	M		Covey Park Energy, LLC, 7.5% 5/15/2025		(a)		51,250
140	M		DCP Midstream Operating, LP, 7.375%, 12/29/2049		†		134,312
1,500	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021				1,518,865
2,000	M		Enterprise Products Operating, 7.55%, 4/15/2038				2,624,422
140	M		Exterran Partners, LP, 6%, 10/1/2022				139,300
150	M		Global Partners, LP, 6.25%, 7/15/2022				146,250
25	M		Hilcorp Energy I, LP, 5%, 1/15/2023		(a)		24,375
			Kinder Morgan Energy Partners, LP:
1,000	M		3.5%, 3/1/2021				997,870
1,100	M		3.45%, 2/15/2023				1,062,619
			Kinder Morgan, Inc.:
2,000	M		5.625%, 11/15/2023		(a)		2,132,086
2,250	M		4.3%, 3/1/2028				2,190,121
3,500	M		Magellan Midstream Partners, LP, 5%, 3/1/2026				3,691,772
75	M		Matador Resources Co., 6.875%, 4/15/2023				78,750
150	M		Murphy Oil Corp., 6.875%, 8/15/2024				157,875
150	M		NGPL Pipeco, LLC, 4.875%, 8/15/2027		(a)		148,688
			Oasis Petroleum, Inc.:
150	M		6.875%, 1/15/2023				152,813
25	M		6.25%, 5/1/2026		(a)		25,281
1,000	M		ONEOK Partners, LP, 3.375%, 10/1/2022				987,406
50	M		Parkland Fuel Corp., 6%, 4/1/2026		(a)		49,375
75	M		Parsley Energy, LLC, 5.25%, 8/15/2025		(a)		74,063
150	M		PDC Energy, Inc., 6.125%, 9/15/2024				153,750
25	M		SM Energy Co., 5.625%, 6/1/2025				23,938
25	M		Transocean Guardian, Ltd., 5.875%, 1/15/2024		(a)	(b)	24,938
			Whiting Petroleum Corp.:
150	M		5.75%, 3/15/2021				153,671
2,000	M		3.875%, 4/15/2025				1,974,790
140	M		WPX Energy, Inc., 5.25%, 9/15/2024				138,425
							31,284,648
			Financial Services—3.2%
			American International Group, Inc.:
1,000	M		3.75%, 7/10/2025				967,401
1,000	M		4.7%, 7/10/2035				975,631
1,000	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020				1,034,473
1,000	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024				1,046,336
3,700	M		Brookfield Finance, Inc., 4%, 4/1/2024				3,665,124
			ERAC USA Finance, LLC:
1,000	M		4.5%, 8/16/2021		(a)		1,025,611
1,000	M		3.3%, 10/15/2022		(a)		985,891
2,000	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020				2,142,550
1,000	M		General Electric Capital Corp., 4.65%, 10/17/2021				1,040,584
3,845	M		General Motors Financial Co., Inc., 5.25%, 3/1/2026				3,990,403
4,100	M		Key Bank NA, 3.4%, 5/20/2026				3,909,198
2,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022		(a)		2,078,526
1,000	M		Protective Life Corp., 7.375%, 10/15/2019				1,053,082
2,000	M		Prudential Financial, Inc., 7.375%, 6/15/2019				2,083,534
2,000	M		Travelers Cos., Inc., 4.05%, 3/7/2048				1,943,054
25	M		Wand Merger Corp., 8.125%, 7/15/2023		(a)	(b)	25,438
							27,966,836
			Financials—5.3%
150	M		Ally Financial, Inc., 8%, 11/1/2031				179,250
2,000	M		Bank of America Corp., 5.875%, 2/7/2042				2,346,206
			Barclays Bank, PLC:
1,100	M		6.75%, 5/22/2019				1,135,675
1,000	M		5.125%, 1/8/2020				1,028,052
1,000	M		Capital One Financial Corp., 3.75%, 4/24/2024				982,105
			Citigroup, Inc.:
1,000	M		2.9%, 12/8/2021				980,417
1,000	M		4.5%, 1/14/2022				1,028,020
1,100	M		4.3%, 11/20/2026				1,075,237
1,500	M		Deutsche Bank AG of New York, 3.7%, 5/30/2024				1,394,250
			Goldman Sachs Group, Inc.:
2,700	M		5.75%, 1/24/2022				2,890,841
1,000	M		3.625%, 1/22/2023				994,459
2,000	M		4%, 3/3/2024				2,002,908
1,000	M		6.125%, 2/15/2033				1,145,203
2,000	M		HSBC Holdings, PLC, 2.65%, 1/5/2022				1,937,424
150	M		Icahn Enterprises, LP, 6.75%, 2/1/2024				151,687
			JPMorgan Chase & Co.:
1,000	M		4.5%, 1/24/2022				1,034,921
2,000	M		3.54%, 5/1/2028		†		1,916,934
150	M		Ladder Capital Finance Holdings, LLLP, 5.25%, 10/1/2025		(a)		141,157
			Morgan Stanley:
5,550	M		5.5%, 7/28/2021				5,877,067
2,000	M		4%, 7/23/2025				1,995,740
100	M		Navient Corp., 5.875%, 3/25/2021				101,875
			Springleaf Finance Corp.:
100	M		5.625%, 3/15/2023				99,720
25	M		6.875%, 3/15/2025				24,875
			U.S. Bancorp:
4,250	M		3.875%, 7/3/2023				4,212,587
1,000	M		3.6%, 9/11/2024				988,695
1,000	M		3.1%, 4/27/2026				944,151
1,500	M		UBS AG, 4.875%, 8/4/2020				1,548,864
3,000	M		UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028		(a)		2,983,959
5,100	M		Wells Fargo & Co., 3.45%, 2/13/2023				5,003,437
							46,145,716
			Food/Beverage/Tobacco—1.0%
			Anheuser-Busch InBev Finance, Inc.:
1,500	M		3.65%, 2/1/2026				1,469,859
1,000	M		4.7%, 2/1/2036				1,016,517
1,750	M		Bunge, Ltd. Finance Corp., 8.5%, 6/15/2019				1,838,608
1,000	M		Ingredion, Inc., 4.625%, 11/1/2020				1,025,579
3,000	M		Maple Escrow Subsidiary, Inc., 3.551%, 5/25/2021		(a)		3,004,698
150	M		Pilgrim's Pride Corp., 5.75%, 3/15/2025		(a)		144,375
150	M		Post Holdings, Inc., 5.75%, 3/1/2027		(a)		145,875
							8,645,511
			Forest Products/Containers—.5%
2,385	M		Packaging Corp. of America, 3.4%, 12/15/2027				2,253,908
2,000	M		Rock-Tenn Co., 4.9%, 3/1/2022				2,085,042
150	M		Sealed Air Corp., 6.875%, 7/15/2033		(a)		165,375
							4,504,325
			Gaming/Leisure—.1%
			Boyd Gaming Corp.:
25	M		6.875%, 5/15/2023				26,281
100	M		6%, 8/15/2026		(a)		99,500
50	M		CRC Escrow Issuer, LLC, 5.25%, 10/15/2025		(a)		47,437
150	M		IRB Holding Corp., 6.75%, 2/15/2026		(a)		143,625
25	M		National CineMedia, LLC, 6%, 4/15/2022				25,469
50	M		Pinnacle Entertainment, Inc., 5.625%, 5/1/2024				52,158
25	M		Stars Group Holdings BV,7%, 7/15/2026		(a)	(b)	25,313
175	M		Viking Cruises, Ltd., 6.25%, 5/15/2025		(a)		172,375
							592,158
			Health Care—1.3%
150	M		Centene Corp., 5.625%, 2/15/2021				153,544
150	M		CHS/Community Health Systems, Inc., 6.25%, 3/31/2023				138,187
			CVS Health Corp.:
2,000	M		3.875%, 7/20/2025				1,940,818
3,800	M		5.05%, 3/25/2048				3,882,099
150	M		DaVita, Inc., 5.125%, 7/15/2024				145,781
2,100	M		Express Scripts Holding Co., 4.75%, 11/15/2021				2,168,263
150	M		HCA, Inc., 6.25%, 2/15/2021				156,000
150	M		HealthSouth Corp., 5.75%, 11/1/2024				150,649
100	M		inVentiv Group Holdings, Inc., 7.5%, 10/1/2024		(a)		105,750
1,500	M		Laboratory Corp. of America Holdings, 3.75%, 8/23/2022				1,510,509
150	M		LifePoint Health, Inc., 5.875%, 12/1/2023				149,813
150	M		Mallinckrodt Finance SB, 5.75%, 8/1/2022		(a)		135,750
150	M		Molina Healthcare, Inc., 4.875%, 6/15/2025		(a)		146,250
200	M		Universal Hospital Services, Inc., 7.625%, 8/15/2020				200,250
			Valeant Pharmaceuticals International, Inc.:
150	M		6.5%, 3/15/2022		(a)		155,813
150	M		7.25%, 7/15/2022		(a)		153,624
							11,293,100
			Home-building—.0%
50	M		William Lyon Homes, Inc., 6%, 9/1/2023		(a)		49,611
			Information Technology—1.1%
150	M		Alliance Data Systems Corp., 5.375%, 8/1/2022		(a)		151,481
1,500	M		Apple, Inc., 2.5%, 2/9/2025				1,411,709
150	M		CommScope Technologies, LLC, 6%, 6/15/2025		(a)		153,937
4,000	M		Corning, Inc., 7.25%, 8/15/2036				4,753,440
			Diamond 1 Finance Corp.:
3,000	M		4.42%, 6/15/2021		(a)		3,045,903
50	M		5.875%, 6/15/2021		(a)		50,806
			NCR Corp.:
25	M		4.625%, 2/15/2021				24,875
50	M		5.875%, 12/15/2021				50,938
50	M		Nuance Communications, Inc., 6%, 7/1/2024				50,688
150	M		Rackspace Hosting, Inc., 8.625%, 11/15/2024		(a)		151,125
150	M		Solera, LLC, 10.5%, 3/1/2024		(a)		167,345
50	M		Symantec Corp., 5%, 4/15/2025		(a)		48,564
							10,060,811
			Manufacturing—.2%
150	M		ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023		(a)		153,375
150	M		Grinding Media, Inc., 7.375%, 12/15/2023		(a)		156,750
1,100	M		Johnson Controls International, PLC, 5%, 3/30/2020				1,132,091
							1,442,216
			Media-Broadcasting—.6%
			Comcast Corp.:
1,600	M		5.15%, 3/1/2020				1,651,906
3,000	M		4.25%, 1/15/2033				2,934,357
150	M		Nexstar Broadcasting, Inc., 5.625%, 8/1/2024		(a)		145,500
150	M		Sirius XM Radio, Inc., 6%, 7/15/2024		(a)		153,188
							4,884,951
			Media-Cable TV—.2%
200	M		Altice Financing SA, 6.625%, 2/15/2023		(a)		197,600
200	M		Altice U.S. Finance I Corp., 5.375%, 7/15/2023		(a)		199,500
			CCO Holdings, LLC:
150	M		5.125%, 2/15/2023				148,828
150	M		5.875%, 4/1/2024		(a)		150,750
150	M		Clear Channel Worldwide Holdings, Inc. - Series "A", 6.5%, 11/15/2022				153,000
225	M		CSC Holdings, LLC, 10.125%, 1/15/2023		(a)		248,625
150	M		DISH DBS Corp., 5%, 3/15/2023				130,687
150	M		Gray Television, Inc., 5.875%, 7/15/2026		(a)		143,062
150	M		Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023		(a)		157,688
							1,529,740
			Media-Diversified—.1%
150	M		Outdoor Americas Capital, LLC, 5.875%, 3/15/2025				151,785
1,000	M		Time Warner, Inc., 3.6%, 7/15/2025				952,273
150	M		Tribune Media Co., 5.875%, 7/15/2022				152,138
							1,256,196
			Metals/Mining—.6%
75	M		AK Steel Corp., 7%, 3/15/2027				71,625
50	M		Big River Steel, LLC, 7.25%, 9/1/2025		(a)		51,505
140	M		Cleveland-Cliffs, Inc., 4.875%, 1/15/2024		(a)		135,450
150	M		Commercial Metals Co., 4.875%, 5/15/2023				147,420
3,000	M		Glencore Funding, LLC, 4.625%, 4/29/2024		(a)		3,022,644
150	M		HudBay Minerals, Inc., 7.25%, 1/15/2023		(a)		155,250
50	M		Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022		(a)		55,125
1,500	M		Newmont Mining Corp., 5.125%, 10/1/2019				1,533,882
150	M		Novelis, Inc., 5.875%, 9/30/2026		(a)		144,000
50	M		Peabody Energy Corp., 6%, 3/31/2022		(a)		50,918
140	M		SunCoke Energy Partners, LP, 7.5%, 6/15/2025		(a)		143,150
75	M		United States Steel Corp., 6.25%, 3/15/2026				74,157
							5,585,126
			Real Estate—2.2%
2,000	M		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028				1,925,004
1,000	M		Boston Properties, LP, 5.875%, 10/15/2019				1,030,200
			Digital Realty Trust, LP:
500	M		5.25%, 3/15/2021				520,836
2,675	M		4.75%, 10/1/2025				2,760,635
150	M		Equinix, Inc., 5.375%, 4/1/2023				154,294
1,000	M		ERP Operating, LP, 3.375%, 6/1/2025				977,197
1,500	M		Essex Portfolio, LP, 3.875%, 5/1/2024				1,491,016
140	M		Geo Group, Inc., 5.875%, 10/15/2024				138,600
150	M		Greystar Real Estate Partners, 5.75%, 12/1/2025		(a)		145,875
1,000	M		HCP, Inc., 4.25%, 11/15/2023				1,007,076
300	M		Iron Mountain, Inc., 5.75%, 8/15/2024				294,750
2,000	M		Simon Property Group, LP, 3.375%, 10/1/2024				1,953,504
2,700	M		STORE Capital Corp., 4.5%, 3/15/2028				2,646,518
1,600	M		Ventas Realty, LP, 4.75%, 6/1/2021				1,649,131
1,500	M		Vornado Realty, LP, 3.5%, 1/15/2025				1,437,928
1,000	M		Welltower, Inc., 4%, 6/1/2025				982,198
							19,114,762
			Retail-General Merchandise—.5%
75	M		1011778 B.C., ULC, 4.625%, 1/15/2022		(a)		75,188
150	M		AmeriGas Partners, LP, 5.5%, 5/20/2025				146,062
3,000	M		Home Depot, Inc., 5.875%, 12/16/2036				3,647,439
25	M		J.C. Penney Co., Inc., 8.625%, 3/15/2025				21,250
150	M		KFC Holding Co., LLC, 5%, 6/1/2024		(a)		148,455
25	M		SRS Distribution, Inc., 8.25%, 7/1/2026		(a)		24,938
							4,063,332
			Schools—.2%
1,750	M		Yale University, 2.086%, 4/15/2019				1,744,186
			Services—0%
75	M		ADT Corp., 3.5%, 7/15/2022				70,575
175	M		AECOM, 5.125%, 3/15/2027				165,375
75	M		First Data Corp., 5.375%, 8/15/2023		(a)		75,881
150	M		United Rentals, Inc., 4.625%, 10/15/2025				143,250
							455,081
			Telecommunications—.6%
3,000	M		AT&T, Inc., 4.25%, 3/1/2027				2,941,404
150	M		CenturyLink, Inc., 5.8%, 3/15/2022				149,250
125	M		Frontier Communications Corp., 10.5%, 9/15/2022				114,062
125	M		GCI, Inc., 6.875%, 4/15/2025				130,000
1,500	M		Verizon Communications, Inc., 4.272%, 1/15/2036				1,387,900
75	M		Zayo Group, LLC, 6.375%, 5/15/2025				76,688
							4,799,304
			Transportation—.7%
150	M		BCD Acquisition, Inc., 9.625%, 9/15/2023		(a)		160,500
1,000	M		Burlington Northern Santa Fe, LLC, 5.15%, 9/1/2043				1,110,739
1,000	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022		(a)		1,040,705
4,000	M		Southwest Airlines Co., 3%, 11/15/2026				3,716,080
150	M		XPO Logistics, Inc., 6.5%, 6/15/2022		(a)		153,938
							6,181,962
			Utilities—1.7%
			Calpine Corp.:
50	M		5.75%, 1/15/2025				45,844
150	M		5.25%, 6/1/2026		(a)		141,844
			Cheniere Corpus Christi Holdings:
150	M		5.875%, 3/31/2025				156,562
50	M		5.25%, 10/1/2025		(a)		48,897
1,500	M		Commonwealth Edison Co., 5.9%, 3/15/2036				1,824,925
2,335	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044				2,309,880
1,000	M		Electricite de France SA, 3.625%, 10/13/2025		(a)		979,948
2,000	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044				2,003,094
1,500	M		Exelon Generation Co., LLC, 3.4%, 3/15/2022				1,491,339
25	M		NRG Energy, Inc., 6.25%, 7/15/2022				25,789
150	M		NRG Yield Operating, LLC, 5%, 9/15/2026				143,625
2,000	M		Ohio Power Co., 5.375%, 10/1/2021				2,131,056
2,000	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044				2,019,324
1,100	M		Sempra Energy, 9.8%, 2/15/2019				1,144,762
50	M		Targa Resources Partners, LP, 5.875%, 4/15/2026		(a)		50,438
							14,517,327
			Waste Management—.0%
150	M		Covanta Holding Corp., 5.875%, 3/1/2024				148,125
			Wireless Communications—.1%
175	M		Intelsat Jackson Holdings SA, 8%, 2/15/2024		(a)		184,187
150	M		Level 3 Financing, Inc., 5.375%, 1/15/2024				147,300
125	M		Sprint Capital Corp., 7.125%, 6/15/2024				126,511
150	M		Sprint Communications, Inc., 6%, 11/15/2022				149,063
150	M		T-Mobile USA, Inc., 6%, 3/1/2023				155,325
							762,386
Total Value of Corporate Bonds (cost $238,942,319)							229,596,846
			RESIDENTIAL MORTGAGE-BACKED SECURITIES—5.5%
			Fannie Mae—4.7%
1,393	M		2.5%, 2/1/2030 - 7/1/2031				1,358,314
7,722	M		3%, 3/1/2027 - 2/1/2046				7,622,532
11,194	M		3.5%, 11/1/2028 - 1/1/2048				11,171,662
15,031	M		4%, 12/1/2040 - 4/1/2047				15,374,822
1,833	M		4.5%, 9/1/2040 - 1/1/2047				1,928,313
1,679	M		5%, 4/1/2040 - 3/1/2042				1,803,311
580	M		5.5%, 5/1/2033 - 10/1/2039				630,344
425	M		6%, 5/1/2036 - 10/1/2040				468,106
224	M		6.5%, 11/1/2033 - 6/1/2036				247,518
521	M		7%, 3/1/2032 - 8/1/2032				555,464
							41,160,386
			Freddie Mac—.8%
1,538	M		3.5%, 8/1/2026 - 7/1/2044				1,552,575
802	M		4%, 7/1/2044 - 4/1/2045				821,442
3,365	M		4.5%, 10/1/2040 - 5/1/2044				3,525,317
757	M		5.5%, 5/1/2038 - 10/1/2039				819,427
							6,718,761
Total Value of Residential Mortgage-Backed Securities (cost $48,968,542)							47,879,147
			U.S. GOVERNMENT OBLIGATIONS—2.4%
5,000	M		U.S. Treasury Bonds, 3.125%, 8/15/2044				5,135,350
			U.S. Treasury Notes:
5,500	M		1.375%, 4/30/2020				5,388,284
6,000	M		2.375%, 5/15/2027				5,778,984
4,550	M		2.875%, 5/15/2028				4,559,687
Total Value of U.S. Government Obligations (cost $21,484,714)							20,862,305
			TAXABLE MUNICIPAL BONDS—1.9%
950	M		Allegheny Cnty, PA GO, 5%, 11/1/2043			(b)	3,801,339
2,325	M		Cucamona Vly., CA Wtr. Dist. Rev., 3.7%, 9/1/2028				953,325
950	M		Forney, TX ISD GO, 5%, 8/15/2048			(b)	1,092,357
2,325	M		Met. St. Louis, MO Swr. Dist. Wstwtr. Sys. Rev., 5%, 5/1/2047				2,689,048
950	M		New York Trans. Dev. Corp. Spl. Facs. Rev., 5%, 1/1/2033				1,070,812
			Port Houston, TX Auth. GO:
950	M		5%, 10/1/2037			(b)	1,096,015
950	M		5%, 10/1/2038			(b)	1,094,229
2,850	M		San Antonio, TX ISD GO, 5%, 8/15/2043			(b)	3,208,844
1,425	M		Tomball, TX ISD GO, 5%, 2/15/2041				1,664,101
Total Value of Taxable Municipal Bonds (cost $16,706,049)							16,670,070
			ASSET BACKED SECURITIES—1.1%
			Fixed Autos—.5%
2,800	M		Ford Credit Floorplan Master Owner Trust, 1.76%, 2/15/2021				2,785,465
2,000	M		Harley Davidson Motorcylcle Trust, 1.67% , 8/15/2022				1,989,210
							4,774,675
			Fixed Telecommunications—.6%
5,000	M		Verizon Owner Trust, 1.92% 12/20/2021		(a)		4,930,745
Total Value of Asset Backed Securities (cost $9,701,432)							9,705,420
			COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
			Federal Home Loan Mortgage Corporation
8,440	M		Multi-Family Structured Pass-Throughs, 3.725%, 12/25/2027 (cost $8,627,135)				8,685,382
			U.S. GOVERNMENT AGENCY OBLIGATIONS—.5%
4,500	M		Federal Farm Credit Bank, 1.7292%, 10/19/2018 (cost $4,508,456)		†		4,503,784
			COLLATERALIZED MORTGAGE OBLIGATIONS—.5%
4,625	M		Fannie Mae, 2.9863%, 12/25/2027 (cost $4,432,954)		†		4,470,886
			PASS-THROUGH CERTIFICATES—.3%
			Transportation
2,429	M		American Airlines 2017-2 AA PTT, 3.35%, 10/15/2029 (cost $2,448,869)				2,347,740
			SHORT-TERM CORPORATE NOTES—1.7%
15,000	M		Cola-Cola Co., 2.27%, 9/13/2018 (cost $14,928,744)		(c)		14,933,880
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—.3%
3,000	M		Federal Home Loan Bank, 1.79%, 7/16/2018 (cost $2,997,611)				2,997,831
Total Value of Investments (cost $690,011,546)				100.0%			873,682,442
Excess of Liabilities Over Other Assets				.0			(49,692)
Net Assets				100.0%			873,632,750

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2018, the Fund held eighty-six 144A securities with an aggregate value of $40,349,372 representing 4.6% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2018, the Fund held one Section 4(2) security with a value of $14,933,880 representing 1.7% of the Fund's net assets.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2018.

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

GO General Obligation

ISD Independent School District

LLLP Limited Liability Limited Partnership

PTT Pass-Through Trust

At June 30, 2018, the cost of investments for federal income tax purposes was $690,863,049. Accumulated net unrealized appreciation on investments was $182,819,393, consisting of $198,720,327 gross unrealized appreciation and $15,900,934 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$511,029,151	$-	$-	$511,029,151
Corporate Bonds	-	229,596,846	-	229,596,846
Residential Mortgage-Backed Securities	-	47,879,147	-	47,879,147
U.S. Government Obligations	-	20,862,305	-	20,862,305
Taxable Municipal Bonds	-	16,670,070	-	16,670,070
Asset Backed Securities	-	9,705,420	-	9,705,420
Commercial Mortgage-Backed Securities	-	8,685,382	-	8,685,382
U.S. Government Agency Obligations	-	4,503,784	-	4,503,784
Collateralized Mortgage Obligations	-	4,470,886	-	4,470,886
Pass-Through Certificates	-	2,347,740	-	2,347,740
Short-Term Corporate Notes	-	14,933,880	-	14,933,880
Short-Term U.S. Government Agency Obligations	-	2,997,831	-	2,997,831
Total Investments in Securities*	$511,029,151	$362,653,291	$-	$873,682,442

*	The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds, asset backed securities and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018.  Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation – Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities are priced based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). Other securities may also be priced based upon valuations that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net assets value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At June 30, 2018, the Hedged U.S. Equity Opportunities Fund held one security that was fair valued at a value of $5,940, representing 0% of the Fund’s net assets.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1	– Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2	– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,

representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities, options and futures contracts traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of June 30, 2018, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives—Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or the Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCOattempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended June 30, 2018 was related to the use of written options, futures contracts and foreign exchange contracts.

Options Contracts – Some of the Funds may write covered call and put options on securities, derivative instruments, or currencies the Funds own or in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

At June 30, 2018, the Covered Call Strategy, Equity Income, Hedged U.S. Equity Opportunities and Premium Income Funds had investments in options contracts, which are listed in their respective Portfolio of Investments.

Futures Contracts - The Funds may enter into futures contracts including interest rate futures contracts and index futures, including futures on equity market indices and debt market indices. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds may use futures contracts to manage exposure to the stock market. Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations. Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s, or a Fund’s subadviser, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At June 30, 2018, the Hedged U.S. Equity Opportunities Fund had investments in futures contracts, which are listed in its Portfolios of Investments.

Foreign Exchange Contracts—The Global Fund and Hedged U.S. Equity Opportunities Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Funds may invest in them in order to hedge their currency exposure or to gain currency exposure held by the Funds. The Funds could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Funds’ assets. During the period, the Funds used currency forwards to hedge currency exposure from certain foreign securities as well as to gain currency exposure in certain countries.

At June 30, 2018, the Global Fund had no investments in foreign exchange contracts and the Hedged U.S. Equity Opportunities Fund had investments in foreign exchange contracts which are listed in its Portfolio of Investments.

Short Sales—Long Short Fund may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by the Fund involves certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund designates collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of June 30, 2017 pursuant to short sale arrangements, the Fund has a right to set off any assets held (including the borrowed securities) or obligations owed to the lender, in the event of the lender’s default, against any obligations owed by the lender to the Funds under any agreement or collateral document, including the collateral value of the Securities Loan Collateral, as that term is defined in the Securities Lending and Services Agreement between the Fund and the lender.

At June 30, 2018, Long Short Fund had pledged $31,550,557 of securities and cash as collateral under such arrangement.

High Yield Securities—Effective January 31, 2018, the First Investors Total Return Fund added investments in high yield securities as part of its principal investment strategies. The portion of each fund that is invested in high yield securities is managed by Muzinich & Co., Inc.

Reorganization of Balanced Income Fund into Total Return Fund – On April 19, 2018: (a) the Board of Trustees (the “Board”) of First Investors Income Funds (the “Income Trust”) and the Board of First Investors Equity Funds (the “Equity Trust”) approved an Agreement and Plan of Reorganization and Termination (the “Agreement”) pursuant to which First Investors Balanced Income Fund (“Balanced Income Fund”), a series of the Income Trust, would be reorganized into First Investors Total Return Fund (“Total Return Fund”), a series of the Equity Trust. Each of these transactions is referred to as a Reorganization.

Shareholders of Balanced Income Fund will be asked to consider and approve the Agreement at a special meeting of shareholders expected to be held during the third calendar quarter of 2018. Balanced Income Fund shareholders will receive, prior to the shareholder meeting, a Prospectus and Proxy Statement that that will describe, among other things, the investment objectives, policies and risks of each Fund in the Reorganization and the terms of the Agreement. If the Agreement is approved by shareholders of Balanced Income Fund, the Reorganization will take place during the third or fourth calendar quarter of 2018 and, pursuant to the Agreement, Class A, Advisor Class and Institutional Class shares of Balanced Income Fund held by each shareholder of Balanced Income Fund will be exchanged for Class A, Advisor Class and Institutional Class shares, respectively, of Total Return Fund with the same aggregate net asset value as the shareholder had in Balanced Income Fund as of the scheduled close of regular trading on the New York Stock Exchange on the closing date of the Reorganization. Upon the completion of the Reorganization, shareholders of Balanced Income Fund will become shareholders of Total Return Fund and Balanced Income Fund will then be terminated. Balanced Income Fund will continue sales, redemptions and exchanges of its shares as described in its prospectus until the closing date of the Reorganization.

The exchange of shares in each Reorganization is intended to be a tax-free transaction for federal income tax purposes and, as such, is not expected to be considered a taxable event. It is anticipated that no sales loads, commissions or other transaction fees will be imposed on shareholders of Balanced Income Fund in connection with the Reorganizations.

Liquidation and Termination of First Investors Real Estate Fund – On May 17, 2018, the Board of Trustees of the First Investors Equity Funds (the “Trust”), upon the recommendation of Foresters Investment Management Company, Inc., the investment adviser for the First Investors Funds, approved a plan to liquidate and terminate (the “Liquidation”) the First Investors Real Estate Fund (the “Fund”), a series of the Trust. The Liquidation was completed on June 22, 2018 (the “Liquidation Date”). A shareholder vote was not required to approve the Liquidation. Any shares of the Fund outstanding on the Liquidation Date were automatically redeemed on that date.

The cash proceeds of the Liquidation have been distributed to shareholders of the Fund in complete redemption of their shares, after all charges, taxes, expenses and liabilities of the Fund have been paid or accounted for; except that for certain retirement accounts, any proceeds have generally been exchanged for shares of the First Investors Government Cash Management Fund, subject to any operational requirements of a particular shareholder account. For federal income tax purposes, the automatic redemption on the Liquidation Date will generally be considered a taxable event like any other redemption of shares. Shareholders should consult with their tax advisors for more information about the tax consequences of the Liquidation to them, including any federal, state, local, foreign or other tax consequences.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

Date:	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	August 24, 2018